              As filed with the Securities and Exchange Commission
                                 On June 7, 2006
                      Registration No. 33-132211; 811-21862

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ ]

                        Post-Effective Amendment No. 1                       [X]

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [ ]

                                Amendment No. 1                              [X]

                        (Check appropriate box or boxes)

                                   ----------

                           BANC OF AMERICA FUNDS TRUST
               (Exact Name of Registrant as specified in Charter)

                              One Financial Center
                                Boston, MA 02111
          (Address of Principal Executive Offices, including Zip Code)

                                   ----------

       Registrant's Telephone Number, including Area Code: (800) 321-7854
                            James R. Bordewick, Jr.
                          c/o Columbia Management Group
                               100 Federal Street
                                Boston, MA 02110
                     (Name and Address of Agent for Service)

                                 With copies to:

                             Marco E. Adelfio, Esq.
                            Steven G. Cravath, Esq.
                            Morrison & Foerster LLP
                          2000 Pennsylvania Ave., N.W.
                             Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

[X]  Immediately upon filing pursuant   [ ]  on (date) pursuant to Rule 485(b),
     to Rule 485(b), or                      or

[ ]  60 days after filing pursuant to   [ ]  on (date) pursuant to Rule 485(a).
     Rule 485(a), or

[ ]  75 days after filing pursuant to   [ ]  on (date) pursuant to
     paragraph (a)(2)                        paragraph(a)(2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                                EXPLANATORY NOTE

          The Registrant is filing this Post-Effective Amendment No. 1 under the 1933 Act and Post-Effective Amendment No. 1 under the 1940 Act to Banc of America Funds Trust's (the "Trust") Registration Statement on Form N-1A.

          Part A of the Trust's Registration Statement is hereby incorporated by reference to Pre-Effective Amendment No. 1 under the 1933 Act and Pre-Effective Amendment No. 1 under the 1940 Act, filed May 31, 2006. The purpose of this filing is to provide an audited statement of assets and liabilities at May 31, 2006 for each series of the Trust and a related Report of Independent Registered Public Accounting Firm and to effect certain non-material changes.

                       STATEMENT OF ADDITIONAL INFORMATION

                           BANC OF AMERICA FUNDS TRUST

                    Banc of America Retirement 2005 Portfolio
                    Banc of America Retirement 2010 Portfolio
                    Banc of America Retirement 2015 Portfolio
                    Banc of America Retirement 2020 Portfolio
                    Banc of America Retirement 2025 Portfolio
                    Banc of America Retirement 2030 Portfolio
                    Banc of America Retirement 2035 Portfolio
                    Banc of America Retirement 2040 Portfolio

        Class A Shares, Class C Shares, Class R Shares and Class Z Shares

                 June 1, 2006, as supplemented on June 7, 2006

     This SAI provides information relating to the classes of shares representing interests in the Portfolios listed above. This information supplements that contained in the prospectuses for the Portfolios and is intended to be read in conjunction with the prospectuses. THE SAI IS NOT A PROSPECTUS FOR THE PORTFOLIOS. See "About the SAI" for information on what the SAI is and how it should be used.

     Copies of any of the prospectuses may be obtained without charge by writing Columbia Funds, c/o Columbia Funds Services, P.O. Box 8081, Boston, MA 02266-8081, or by calling Columbia Funds at 800-345-6611. FOR EASE OF USE, CERTAIN TERMS OR NAMES THAT ARE USED IN THIS SAI HAVE BEEN SHORTENED OR ABBREVIATED. A LIST OF THESE TERMS AND THEIR CORRESPONDING FULL NAMES OR DEFINITIONS CAN BE FOUND AT THE END OF THIS SAI IN APPENDIX B. An investor may find it helpful to review the terms and names in Appendix B before reading the SAI.

                                TABLE OF CONTENTS

ABOUT THIS SAI.............................................................    1
HISTORY OF THE TRUST.......................................................    2
DESCRIPTION OF THE PORTFOLIOS' INVESTMENTS AND RISKS.......................    2
   General.................................................................    2
   Investment Policies.....................................................    2
      Fundamental Policies.................................................    2
      Non-Fundamental Policies.............................................    3
      Exemptive Orders.....................................................    3
   Permissible Portfolio Investments and Investment Techniques.............    4
   Descriptions of Permissible Investments.................................    5
      Asset-Backed Securities..............................................    5
      Bank Obligations (Domestic and Foreign)..............................    5
      Borrowings...........................................................    6
      Derivatives..........................................................    6
      Dollar Roll Transactions.............................................    7
      Foreign Securities...................................................    7
      Guaranteed Investment Contracts and Funding Agreements...............    8
      Linked Securities and Structured Products............................    9
      Money Market Instruments.............................................   10
      Mortgage-Backed Securities...........................................   10
      Municipal Securities.................................................   11
      Other Investment Companies...........................................   13
      Pass-Through Securities (Participation Interests and
         Company Receipts).................................................   14
      Private Placement Securities and Other Restricted Securities.........   15
      REITs and Master Limited Partnerships................................   15
      Repurchase Agreements................................................   16
      Reverse Repurchase Agreements........................................   16
      Securities Lending...................................................   17
      Stripped Securities..................................................   17
      Swap Contracts.......................................................   17
      U.S. Government Obligations..........................................   18
      Variable- and Floating-Rate Instruments..............................   18
   Other Considerations....................................................   19
      Temporary Defensive Purposes.........................................   19
      Portfolio Turnover...................................................   19
      Disclosure of Portfolio Holdings Information.........................   19
MANAGEMENT OF THE TRUST....................................................   20
   The Trustees and Officers...............................................   20
   Board Committees........................................................   22
   Board Compensation......................................................   24
   Columbia Funds Deferred Compensation Plan...............................   24
   Beneficial Equity Ownership Information.................................   25
   Approval of Advisory and Sub-Advisory Agreements........................   25
   Codes of Ethics.........................................................   25
PROXY VOTING POLICIES AND PROCEDURES.......................................   25
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES........................   26
INVESTMENT ADVISORY AND OTHER SERVICES.....................................   26
   Investment Adviser......................................................   26
      Portfolio Managers...................................................   26
      Investment Advisory Agreement........................................   28
      Advisory Fees Paid...................................................   29
   Administrator...........................................................   29

      Administrator........................................................   29
      Administration Fees Paid.............................................   29
   12b-1 Plans.............................................................   29
   Expenses................................................................   30
   Other Service Providers.................................................   31
      Transfer Agent and Custodian.........................................   31
      Independent Registered Public Accounting Firm........................   31
      Counsel..............................................................   31
BROKERAGE ALLOCATION AND OTHER PRACTICES...................................   31
   General Brokerage Policy, Brokerage Transactions and Broker Selection...   31
   Aggregate Brokerage Commissions.........................................   34
   Brokerage Commissions Paid to Affiliates................................   34
   Directed Brokerage......................................................   34
   Securities of Regular Broker/Dealers....................................   34
   Monies Paid by the Portfolios to Intermediaries for Services that
      Typically Would be Provided by the Portfolios' Transfer Agent .......   34
   Monies Paid by the Adviser, the Distributor or Their Affiliates
      to Selling and Servicing Agents......................................   34
CAPITAL STOCK..............................................................   35
   Description of the Trust's Shares.......................................   35
   About the Trust's Capital Stock.........................................   35
PURCHASE, REDEMPTION AND PRICING OF SHARES.................................   37
   Purchase, Redemption and Exchange.......................................   37
   Offering Price..........................................................   37
INFORMATION CONCERNING TAXES...............................................   39
   Qualification as a Regulated Investment Company.........................   39
   Excise Tax..............................................................   40
   Capital Loss Carry-Forwards.............................................   40
   Equalization Accounting.................................................   41
   Taxation of Portfolio Investments.......................................   41
   Taxation of Distributions...............................................   43
   Sales and Exchanges of Portfolio Shares.................................   44
   Federal Income Tax Rates................................................   44
   Backup Withholding......................................................   44
   Tax-Deferred Plans......................................................   45
   Corporate Shareholders..................................................   45
   Foreign Shareholders....................................................   45
UNDERWRITER COMPENSATION AND PAYMENTS......................................   46
ADVERTISING PORTFOLIO PERFORMANCE..........................................   47
   Yield Calculations......................................................   48
   Total Return Calculations...............................................   50
   Cumulative Return.......................................................   50
   After-Tax Return Calculations...........................................   50
STATEMENTS OF ASSETS AND LIABILITIES.......................................   51
   Report of Independent Registered Public Accounting Firm.................   51
APPENDIX A--DESCRIPTION OF SECURITY RATINGS................................  A-1
APPENDIX B--GLOSSARY.......................................................  B-1
APPENDIX C--PROXY VOTING POLICIES AND PROCEDURES...........................  C-1

                                 ABOUT THIS SAI

     WHAT IS THE SAI?

     The SAI, or statement of additional information, is a section of the registration statement filed with the SEC relating to the Portfolios. It generally contains information about the Portfolios that the SEC has concluded is not required to be in the Portfolios' prospectuses, but that investors may nevertheless find useful. The information generally supplements the discussion of matters set forth in the prospectuses.

     Specifically, the SAI, among other things, provides information about: the Trust, which is the Delaware statutory trust that "houses" the Portfolios; the investment policies and permissible investments of the Portfolios and the Underlying Funds; the management of the Portfolios, including the Board of Trustees; the Portfolios' investment adviser; other service providers to the Portfolios; certain brokerage policies of the Portfolios; and performance information about the Portfolios.

     HOW SHOULD I USE THE SAI?

     The SAI is intended to be read in conjunction with the Portfolios' prospectuses. The SAI is not a prospectus and is not a substitute for reading any prospectus. A copy of any Portfolio prospectus may be obtained by calling Columbia Funds at (800) 345-6611 or by visiting the Portfolios online at www.bancofamericafunds.com.

     WHAT GOVERNS THE TYPE OF INFORMATION THAT IS PUT IN THE SAI?

     The information required to be included in the SAI is governed by a form (called Form N-1A) that all mutual funds must use to register their shares with the SEC and disclose information to investors. Form N-1A generally requires that every mutual fund provide certain information in its SAI (in addition to the information required to be in its prospectus), such as the investment policies and limitations of a fund, the fees that an investment adviser or sub-adviser receives for providing services to the fund and the fees directors or trustees receive from a fund. The SEC generally believes that if all mutual funds are generally required to disclose the same type of information, investors can more easily compare funds and make informed decisions about their investments.

     IS THE SAI AVAILABLE ON THE INTERNET?

     Yes. The SAI is part of the registration statement for the Portfolios that is filed with the SEC electronically. The registration includes the prospectus, the SAI and other exhibits, such as various agreements and contracts. The SAI, and any supplements to it, can be found by searching the SEC's website at http://www.sec.gov/edgar/searchedgar/companysearch.htm. The "Company Name" that investors should search for is "Banc of America Funds Trust." A copy of the SAI may also be obtained by visiting the Portfolios online at www.bancofamericafunds.com.

     WHO MAY I CONTACT FOR MORE INFORMATION?

     If you have any questions about the Portfolios, please call Columbia Funds at (800) 345-6611 with any questions about the Portfolios.

                              HISTORY OF THE TRUST

     The Trust is a new registered investment company in the Columbia Funds Family. The Columbia Funds Family currently has more than 150 distinct investment portfolios and total assets in excess of $350 billion. The Trust was organized as a Delaware statutory trust on February 21, 2006.

              DESCRIPTION OF THE PORTFOLIOS' INVESTMENTS AND RISKS

     GENERAL

     All of the Portfolios are open-end management investment companies and are diversified.

     See "Capital Stock" for a listing and description of the classes of shares that each Portfolio offers, including shareholder rights.

     INVESTMENT POLICIES

     The investment objectives and principal investment strategies, and the principal investment risks associated with these strategies for each Portfolio, are discussed in the Portfolios' prospectuses.

     The following discussion of "fundamental" and "non-fundamental" investment policies and limitations for the Portfolios supplements the discussion in the prospectuses for the Portfolios. A fundamental policy may only be changed with the approval of the majority of shareholders entitled to vote. A non-fundamental policy may be changed by the Board and does not require shareholder approval.

     Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Portfolio's assets that may be invested in any security or other asset, or sets forth a policy regarding a qualitative investment standard, compliance with such percentage limitation or standard will be determined solely at the time of the Portfolio's acquisition of such security or asset, except for borrowings and other instruments that may give rise to leverage which are monitored on an ongoing basis.

     FUNDAMENTAL POLICIES

     1. Each Portfolio may not underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio's ability to invest in securities issued by other registered management investment companies.

     2. Each Portfolio may not purchase or sell real estate, except a Portfolio may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

     3. Each Portfolio may not purchase or sell commodities, except that a Portfolio may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

     4. Each Portfolio may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolios.

     5. Each Portfolio may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolios.

     6. Each Portfolio may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolios.

     NON-FUNDAMENTAL POLICIES

     1. Each Portfolio may invest in shares of other open-end management investment companies, subject to the limitations of the 1940 Act, the rules thereunder, and any orders obtained thereunder now or in the future. Any fund that is purchased by a Portfolio in reliance on
          Section 12(d)(1)(G) of the 1940 Act or an exemptive order granting relief from Section 12(d)(1)(G) will not purchase shares of a registered open-end investment company in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act. Funds in a master/feeder structure generally invest in the securities of one or more open-end management investment companies pursuant to various provisions of the 1940 Act.

     2. Each Portfolio may not invest or hold more than 15% of the Portfolio's net assets in illiquid securities. For this purpose, illiquid securities include, among others: (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale; (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days; and (c) repurchase agreements not terminable within seven days.

     3. Each Portfolio may invest in futures or options contracts regulated by the CFTC for: (i) bona fide hedging purposes within the meaning of the rules of the CFTC; and (ii) for other purposes if, as a result, no more than 5% of a Portfolio's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

     4. Each Portfolio may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Portfolio's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily.

     5. Each Portfolio may not make investments for the purpose of exercising control of management. (Investments by the Portfolio in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.)

     6. Each Portfolio may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box") or the Portfolio segregates assets in the amount at least equal to the underlying security or asset.

     7. To the extent a Portfolio is subject to Rule 35d-1 under the 1940 Act (the "Names Rule"), and does not otherwise have a fundamental investment policy in place to comply with the Names Rule, it has adopted the following non-fundamental policy: Shareholders will receive at least 60 days' notice of any change to a Portfolio's investment objective or principal investment strategies made in order to comply with the Names Rule. The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: "Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

     EXEMPTIVE ORDERS

     In addition to the policies outlined above, the Columbia Funds Family has received the following exemptive orders from the SEC which enable the Portfolios to participate in certain transactions beyond the investment limitations described above or described in otherwise applicable restrictions:

     1. Pursuant to an exemptive order dated October 5, 1993, all current and future Funds advised by CMA may, subject to certain conditions, pool their uninvested cash balances in one or more joint accounts and use the daily balance of such accounts to enter into repurchase agreements, including the condition that such agreements have a maturity of not more than seven days.

     2. Pursuant to an exemptive order dated July 23, 1997, the Portfolios may, subject to certain conditions, use cash reserves that have not been invested in portfolio securities to purchase shares of Money Market Funds in the Columbia Funds Family in excess of the limits prescribed in Section 12(d)(1) of the 1940 Act.

     3. Pursuant to an exemptive order dated December 27, 2000, the Portfolios may, subject to certain conditions, invest in shares of other affiliated Funds in the Columbia Funds Family, in excess of the limits prescribed in Section 12(d)(1) of the 1940 Act, in addition to investing directly in portfolio securities.

     4. Pursuant to an exemptive order dated September 5, 2003, a Portfolio may, subject to certain conditions, borrow money from other Funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Portfolio investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

     PERMISSIBLE PORTFOLIO INVESTMENTS AND INVESTMENT TECHNIQUES

     A Portfolio's prospectus identifies and summarizes (1) the types of securities in which a Portfolio invests as part of its principal investment strategies and (2) the risks associated with such investments. The following provides further information and greater detail about these investments and their key associated risks.

     Subject to its fundamental and non-fundamental investment policies:

     - Each Portfolio may borrow money, lend its securities and invest in securities issued by other registered management investment companies. See "Descriptions of Permissible Investments--Borrowings," "Descriptions of Permissible Investments--Securities Lending" and "Descriptions of Permissible Investments--Other Investment Companies."

     - Each Portfolio permitted to use derivatives may do so for hedging purposes or for non-hedging purposes, such as to enhance return. See "Descriptions of Permissible Investments--Derivatives."

     - Each Portfolio may hold cash or money market instruments, which include bank obligations, guaranteed investment contracts, repurchase agreements, U.S. Government obligations and certain corporate debt securities, such as commercial paper. A Portfolio may invest in these securities without limit, when the Adviser: (i) believes that the market conditions are not favorable for more aggressive investing;
          (ii) is unable to locate favorable investment opportunities; or (iii) determines that a temporary defensive position is advisable or necessary in order to meet anticipated redemption requests or for other reasons. Accordingly, each Portfolio will not always stay fully invested in equity securities or longer-term debt securities. See "Descriptions of Permissible Investments--Money Market Instruments."

     - Any Portfolio that invests in a security that could be deemed to create leverage and thus create a senior security under Section 18(f) of the 1940 Act will segregate assets as required by the 1940 Act (or as permitted by law or SEC staff positions) or enter into certain offsetting positions to cover its obligations.

     The Portfolios invest in a mix of the International/Global Stock Funds, Stock Funds, Government & Corporate Bond Funds and Money Market Funds in the Columbia Funds Family.

     The 1940 Act normally prohibits mutual funds from investing in other mutual funds beyond certain limits. Because each Portfolio is a "fund-of-funds," each takes advantage of a rule under the 1940 Act that allows it to exceed those limits subject to certain conditions. Accordingly, each Portfolio may: (i) own more than 3% of the total outstanding stock of an underlying fund in which the Portfolio invests (an "Underlying Fund"), other than another Portfolio; (ii) invest more than 5% of its assets in any one such Underlying Fund; and (iii) invest more than 10% of its assets, collectively, in Underlying Fund shares.

     Each Portfolio will concentrate more than 25% of its assets in the mutual fund industry. However, the Underlying Fund will not concentrate 25% or more of their total assets in any one industry unless they are permitted or required to do so in accordance with their own investment objective and principal investment strategies.

     DESCRIPTIONS OF PERMISSIBLE INVESTMENTS

Additional information about individual types of securities (including key considerations and risks) in which the Portfolios and/or all of the Underlying Funds (collectively, in this section, referred to as a "Fund" or the "Funds") may invest is set forth below.

     ASSET-BACKED SECURITIES

     Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, the originator of the loan or accounts receivable paper transfers it to a specially created trust, which repackages it as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables (CARs) and so-called plastic bonds, backed by credit card receivables.

     The value of an asset-backed security is affected by, among other things, changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower's other assets. The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security's par value. Value is also affected if any credit enhancement has been exhausted. See also "Descriptions of Permissible Investments--Mortgage-Backed Securities."

     Key Considerations and Risks: The risks of investing in asset-backed securities depend upon payment of the underlying loans by the individual borrowers (i.e., the backing asset). For example, the underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described under "Descriptions of Permissible Investments--Mortgage-Backed Securities" for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities typically do not have the benefit of the same direct security interest in the underlying collateral as do mortgage-backed securities.

     In addition, as purchasers of an asset-backed security, the Funds generally will have no recourse against the entity that originated the loans in the event of default by a borrower. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience losses or delays in receiving payment.

     BANK OBLIGATIONS (DOMESTIC AND FOREIGN)

     Bank obligations include, for example, certificates of deposit, bankers' acceptances, commercial paper, Yankee dollar certificates of deposit, Eurodollar certificates of deposit, time deposits and promissory notes.

     A certificate of deposit, or so-called CD, is a debt instrument issued by a bank that usually pays interest and which has maturities ranging from a few weeks to several years. A bankers acceptance is a time draft drawn on and accepted by a bank, a customary means of effecting payment for merchandise sold in import-export transactions and a general source of financing. A Yankee dollar certificate of deposit is a negotiable CD issued in the United States by branches and agencies of foreign banks. A Eurodollar certificate of deposit is a CD issued by a foreign (mainly European) bank with interest and principal paid in U.S. dollars. Such CDs typically have maturities of less than two years and have an interest rate which is usually pegged to the London Interbank Offered Rate or LIBOR. A time deposit can be either a savings account or CD that is an obligation of a financial institution for a fixed term. Typically there are penalties for early withdrawal of a time deposit. A promissory note is a written commitment of the maker to pay the payee a specified sum of money either on demand or at a fixed or determinable future date, with or without interest.

     A bank obligation may be issued by: (i) a domestic branch of a domestic bank; (ii) a foreign branch of a domestic bank; (iii) a U.S. branch of a foreign bank; or (iv) a foreign branch of a foreign bank.

     As a general matter, obligations of "domestic banks" are not subject to the Portfolios' fundamental investment policies regarding concentration limits. For this purpose, the SEC staff also takes the position that domestic branches of foreign banks and foreign branches of domestic banks may, if certain conditions are met, be treated as "domestic banks." More specifically, "domestic banks" include: (a) domestic branches of domestic banks;
(b) domestic branches of foreign banks, to the extent that they are subject to comparable regulation as domestic banks; and (c) foreign branches of domestic banks with respect to which the domestic bank would be unconditionally liable in the event that the foreign branch failed to pay on its instruments for any reason.

     Certain Funds may invest in exchange-traded Eurodollar contracts. For information about these types of securities, see "Descriptions of Permissible Investments--Futures and Options."

     Key Considerations and Risks: Certain bank obligations, such as some CDs, are insured by the FDIC. Many other bank obligations, however, are neither guaranteed nor insured by the U.S. Government. These bank obligations are "backed" only by the creditworthiness of the issuing bank or parent financial institution.

     Obligations of foreign banks, including Yankee dollar and Eurodollar obligations, involve somewhat different investment risks than those affecting obligations of domestic banks, including, among others, the possibilities that:
(a) their liquidity could be impaired because of political or economic developments; (b) the obligations may be less marketable than comparable obligations of domestic banks; (c) a foreign jurisdiction might impose withholding and other taxes on amounts realized on those obligations; (d) foreign deposits may be seized or nationalized; (e) foreign governmental restrictions such as exchange controls may be adopted, which might adversely affect the payment of principal or interest on those obligations; and (f) the selection of the obligations may be based on less publicly available information concerning foreign banks or that the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to domestic banks. Foreign banks are not subject to examination by any U.S. Government agency or instrumentality.

     BORROWINGS

     Each Fund has a fundamental policy with respect to borrowing that can be found under the heading "Investment Policies and Limitations" in its SAI.

     As noted above, pursuant to an exemptive order from the SEC, a Fund may, subject to certain conditions, borrow money from other funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

     Under the 1940 Act, a fund is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the fund's total assets made for temporary or emergency purposes. Any borrowings for temporary purposes in excess of 5% of the fund's total assets must maintain continuous asset coverage.

     A Fund also may borrow money utilizing a reverse repurchase agreement transaction. See "Descriptions of Permissible Investments--Reverse Repurchase Agreements."

     Key Considerations and Risks: It is possible that a Fund may wish to borrow money for a temporary or emergency purpose but may not be able to do so.

     DERIVATIVES

     A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives afford leverage and, when used properly, can enhance returns and be useful in hedging portfolios. Some common types of derivatives include: futures; options; options on futures; forward foreign currency exchange contracts; linked securities and structured products; collateralized mortgage obligations; stripped securities; warrants and swap contracts. For more information about each type of derivative see those sections in this SAI discussing such securities.

     The Funds may use derivatives for a variety of reasons, including to: enhance a Fund's return, attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund's portfolio resulting from securities markets or currency exchange rate fluctuations (i.e., to hedge); protect the Fund's unrealized gains reflected in the value of its portfolios securities; facilitate the sale of such securities for investment purposes; and/or manage the effective maturity or duration of the Fund's portfolio.

     A Fund may use any or all of these investment techniques and different types of derivative securities may be purchased at any time and in any combination. There is no particular strategy that dictates the use of one technique rather than another, as use of derivatives is a function of numerous variables including market conditions.

     Key Considerations and Risks: The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

     See also "Descriptions of Permissible Investments--Futures and Options," "Descriptions of Permissible Investments--Linked Securities and Structured Products," "Descriptions of Permissible Investments--Stripped Securities," "Descriptions of Permissible Investments--Warrants and Rights" and "Descriptions of Permissible Investments--Swap Contracts."

     DOLLAR ROLL TRANSACTIONS

     Under a mortgage "dollar roll," a Fund sells mortgage-backed securities for delivery in a given month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the "roll" period, a Fund forgoes principal and interest paid on the mortgage-backed securities. A Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (the "drop") as well as by the interest earned on the cash proceeds of the initial sale. See also "Descriptions of Permissible Investments--Mortgage-Backed Securities."

     Key Considerations and Risks: Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under an agreement may decline below the repurchase price. Also, these transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from completing the transaction. In the event that the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

     FOREIGN SECURITIES

     Foreign securities are debt, equity or derivative securities determined by a Fund's portfolio management team to be foreign based on an issuer's domicile, its principal place of business, the source of its revenue or other factors.

     Forward foreign currency exchange contracts -- Forward foreign currency exchange contracts establish an exchange rate at a future date. A Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security (a "transaction hedge"). In addition, when a foreign currency suffers a substantial decline against the U.S. dollar, a Fund may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. When it is believed that the U.S. dollar may suffer a substantial decline against the foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount (a "position hedge").

     A Fund may, however, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount when it is believed that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which the securities are denominated (a "cross-hedge").

     Foreign currency hedging transactions are attempts to protect a Fund against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might be realized should the value of the hedged currency increase.

     A Fund also may purchase American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs") and European Depositary Receipts ("EDRs") (collectively "Depositary Receipts"). Depositary Receipts are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other Depositary Receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designated for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. A Fund may invest in Depositary Receipts through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interestholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

     Key Considerations and Risks: Foreign securities may pose risks greater than those typically associated with an equity, debt or derivative security due to: (1) restrictions on foreign investment and repatriation of capital; (2) fluctuations in currency exchange rates, which can significantly affect a Fund's share price; (3) costs of converting foreign currency into U.S. dollars and U.S. dollars into foreign currencies; (4) greater price volatility and less liquidity; (5) settlement practices, including delays, which may differ from those customary in U.S. markets; (6) exposure to political and economic risks, including the risk of nationalization, expropriation of assets and war; (7) possible impositions of foreign taxes (potentially at confiscatory levels) and exchange control and currency restrictions; (8) lack of uniform accounting, auditing and financial reporting standards; (9) less governmental supervision of securities markets, brokers and issuers of securities; (10) less financial information available to investors; and (11) difficulty in enforcing legal rights outside the United States.

     Certain of the risks associated with investments in foreign securities are heightened with respect to investments in emerging markets countries. Political and economic structures in many emerging market countries, especially those in Eastern Europe, the Pacific Basin, and the Far East, are undergoing significant evolutionary changes and rapid development, and may lack the social, political and economic stability of more developed countries. Investing in emerging markets securities also involves risks beyond the risks inherent in foreign investments. For example, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally and some countries with emerging securities markets have sustained long periods of very high inflation or rapid fluctuation in inflation rates which can have negative effects on a country's economy and securities markets.

     As noted, foreign securities also involve currency risks. The U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the U.S. dollar falls against such currency. A Fund may purchase or sell forward foreign currency exchange contracts in order to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A Fund may also purchase and sell foreign currency futures contracts and related options. See "Descriptions of Permissible Investments--Futures and Options."

     GUARANTEED INVESTMENT CONTRACTS AND FUNDING AGREEMENTS

     Guaranteed investment contracts ("GICs"), investment contracts or funding agreements are debt instruments issued by highly-rated insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company's general or separate accounts.

     Key Considerations and Risks: A Fund will only purchase GICs from issuers which, at the time of purchase, meet certain credit and quality standards. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. In addition, the issuer may not be able to return the principal amount of a GIC to a Fund on seven days' notice or less, at which point the GIC may be considered to be an illiquid investment. Unlike certain types of money market instruments, there is no government guarantee on the payment of principal or interest; only the insurance company backs the GIC.

     LINKED SECURITIES AND STRUCTURED PRODUCTS

     Linked securities, such as index-linked, equity-linked, credit-linked, commodity-linked and currency-linked securities, are types of derivative securities. See generally "Descriptions of Permissible
Investments--Derivatives."

     Index-linked, equity-linked, credit-linked and commodity-linked securities can be either equity or debt securities that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments depend on the performance of an underlying stock, index, or a weighted index of commodity futures such as crude oil, gasoline and natural gas. With respect to equity-linked securities, at maturity, the principal amount of the debt is exchanged for common stock of the issuer or is payable in an amount based on the issuer's common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate-term instruments that have a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

     One common type of linked security is a "structured" product. Structured products generally are individually negotiated agreements and may be traded over-the-counter. They are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

     Another common type of index-linked security is a S&P Depositary Receipt, or SPDR, which is an interest in a unit investment trust holding a portfolio of securities linked to the S&P 500 Index. Because a unit investment trust is an investment company under the 1940 Act, a Fund's investments in SPDRs are subject to the limitations set forth in Section 12(d)(1)(A) of the 1940 Act. See also "Descriptions of Permissible Investments--Other Investment Companies."

     SPDRs closely track the underlying portfolio of securities, trade like a share of common stock and pay periodic dividends proportionate to those paid by the portfolio of stocks that comprise the S&P 500 Index. As a holder of interests in a unit investment trust, a Fund would indirectly bear its ratable share of that unit investment trust's expenses. At the same time, the Fund would continue to pay its own management and advisory fees and other expenses, as a result of which the Fund and its shareholders in effect would be absorbing duplicate levels of fees with respect to investments in such unit investment trusts.

     Key Considerations and Risks: Like all derivatives, a Fund's investments in "linked" securities can lead to large losses because of unexpected movements in the underlying financial asset, index, currency or other investment. The ability of the Fund to utilize linked-securities successfully will depend on its ability to correctly predict pertinent market movements, which cannot be assured. Because currency-linked securities usually relate to foreign currencies, some of which may be currency from emerging markets countries, there are certain additional risks associated with such investments. See "Descriptions of Permissible Investments--Foreign Securities."

     With respect to structured products, because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there is currently no active trading market for these securities. See also, "Descriptions of Permissible Investments--Private Placement Securities and Other Restricted Securities."

     SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. In addition, because individual investments in SPDRs are not redeemable, except upon termination of the unit investment trust, the liquidity of small holdings of SPDRs will depend upon the existence of a secondary market. Large holdings of SPDRs are called "creation unit size" and are redeemable in-kind only and are not redeemable for cash from the unit investment trust. The price of a SPDR is derived from and based upon the securities held by the unit investment trust. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by a Fund could result in losses on SPDRs.

     MONEY MARKET INSTRUMENTS

     Money market instruments are high-quality, short-term debt obligations, which include: (1) bank obligations; (2) funding agreements; (3) repurchase agreements; (4) U.S. Government obligations; and (5) certain corporate debt securities, such as commercial paper and master notes (which are generally understood to be unsecured obligations of a firm (often private and/or unrated), privately negotiated by borrower and lender, that contemplate a series of recurring loans and repayments, governed in each case by the terms of the one master note). Such instruments also may be structured to be, what would not otherwise be, a money market instrument by modifying the maturity of a security or interest rate adjustment feature to come within permissible limits.

     Money market mutual funds (i.e., funds that comply with Rule 2a-7 of the 1940 Act) are permitted to purchase most money market instruments, subject to certain credit quality, maturity and other restrictions.

     See "Descriptions of Permissible Investments--Bank Obligations," "Descriptions of Permissible Investments--Corporate Debt Securities," "Descriptions of Permissible Investments--Guaranteed Investment Contracts and Funding Agreements," "Descriptions of Permissible Investments--Repurchase Agreements" and "Descriptions of Permissible Investments--U.S. Government Obligations."

     Key Considerations and Risks: Money market instruments (other than certain U.S. Government obligations) are not backed or insured by the U.S. Government, its agencies or instrumentalities. Accordingly, only the creditworthiness of an issuer, or guarantees of that issuer, support such instruments.

     MORTGAGE-BACKED SECURITIES

     A mortgage-backed security is a type of pass-through security, which is a security representing pooled debt obligations repackaged as interests that pass income through an intermediary to investors. In the case of mortgage-backed securities, the ownership interest is in a pool of mortgage loans. See "Descriptions of Permissible Investments--Pass-Through Securities."

     Mortgage-backed securities are most commonly issued or guaranteed by the Government National Mortgage Association ("Ginnie Mae" or "GNMA"), Federal National Mortgage Association ("Fannie Mae" or "FNMA") or Federal Home Loan Mortgage Corporation ("Freddie Mac" or "FHLMC"), but may also be issued or guaranteed by other private issuers. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. FNMA is a private, shareholder-owned company that purchases both government-backed and conventional mortgages from lenders and securitizes them. Its objective is to increase the affordability of home mortgage funds for low- and middle-income home buyers. FNMA is a congressionally chartered company, although neither its stock nor the securities it issues are insured or guaranteed by the federal government. For example, the pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest only by FNMA. FHLMC is a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provides certain guarantees. The corporation's stock is owned by savings institutions across the U.S. and is held in trust by the Federal Home Loan Bank System. Pass-through securities issued by the FHLMC are guaranteed as to timely payment of interest and ultimately collection of principal only by the FHLMC.

     Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government. The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.

     Collateralized mortgage obligations ("CMOs") are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively referred to hereinafter as "Mortgage Assets"). Multi-class pass-through securities are interests in a trust composed of Mortgage Assets. All references in this section to CMOs include multi-class pass-through securities. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

     Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. The market value of any class which consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.

     Key Considerations and Risks: Investment in mortgage-backed securities poses several risks, including, among others, prepayment, market and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and a Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold. Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. Government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. Government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult.

     MUNICIPAL SECURITIES

     Municipal Bonds - Municipal bonds are debt obligations issued by the states, territories and possessions of the United States and the District of Columbia, and also by their political subdivisions, duly constituted offering authorities and instrumentalities. States, territories, possessions and municipalities may issue municipal bonds for a variety of reasons, including, for example, to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Public authorities also issue municipal bonds to obtain funding for privately operated facilities, such as housing and pollution control facilities, industrial facilities or for water supply, gas, electricity or waste disposal facilities.

     Municipal bonds generally are classified as "general obligation" or "revenue" bonds. There are, of course, variations in the security of municipal bonds, both within a particular classification and between classifications, depending on numerous factors. General obligation bonds are secured by the issuer's pledge of its good faith, credit and taxing power for the payment of principal and interest. The payment of the principal of and interest on such bonds may be dependent upon an appropriation by the issuer's legislative body. The characteristics and enforcement of general obligation bonds vary according to the law applicable to the particular issuer. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Municipal bonds may include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

     Private activity bonds (such as an industrial development or industrial revenue bond) held by a Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Private activity bonds have been or are issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities, and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. Private activity bonds are also issued for privately held or publicly owned corporations in the financing of commercial or industrial facilities. Most governments are authorized to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

     Municipal Notes - Municipal notes are issued by states, municipalities and other tax-exempt issuers in order to finance short-term cash needs or, occasionally, to finance construction. Most municipal notes are general obligations of the issuing entity payable from taxes or designated revenues expected to be received within the related fiscal period. Municipal obligation notes generally have maturities of one year or less. Municipal notes are subdivided into three categories of short-term obligations: municipal notes, municipal commercial paper and municipal demand obligations.

     Municipal commercial paper typically consists of very short-term unsecured negotiable promissory notes that are sold to meet seasonal working capital or interim construction financing needs of a municipality or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions.

     Municipal demand obligations are subdivided into two general types: variable rate demand notes and master demand obligations. Variable rate demand notes are tax-exempt municipal obligations or participation interests that provide for a periodic adjustment in the interest rate paid on the notes. They permit the holder to demand payment of the notes, or to demand purchase of the notes at a purchase price equal to the unpaid principal balance, plus accrued interest either directly by the issuer or by drawing on a bank letter of credit or guaranty issued with respect to such note. The issuer of the municipal obligation may have a corresponding right to prepay at its discretion the outstanding principal of the note plus accrued interest upon notice comparable to that required for the holder to demand payment. The variable rate demand notes in which the Fund may invest are payable, or are subject to purchase, on demand usually on notice of seven calendar days or less. The terms of the notes provide that interest rates are adjustable at intervals ranging from daily to six months.

     Master demand obligations are tax-exempt municipal obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The interest on such obligations is, in the opinion of counsel for the borrower, excluded from gross income for federal income tax purposes. Although there is no secondary market for master demand obligations, such obligations are considered by the Fund to be liquid because they are payable upon demand. The Fund has no specific percentage limitations on investments in master demand obligations.

     Municipal Leases - Municipal securities also may include participations in privately arranged loans to state or local government borrowers, some of which may be referred to as "municipal leases." Generally, such loans are unrated, in which case they will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments that may be acquired by a Fund. Frequently, privately arranged loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured or may be secured by assets not easily liquidated. Moreover, such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender. Such loans made by a Fund may have a demand provision permitting the Fund to require payment within seven days. Participations in such loans, however, may not have such a demand provision and may not be otherwise marketable.

     Although lease obligations do not constitute general obligations of the municipal issuer to which the government's taxing power is pledged, a lease obligation is ordinarily backed by the government's covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the government has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. In the case of a "non-appropriation" lease, a Fund's ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property in the event that foreclosure might prove difficult.

     Key Considerations and Risks: There are variations in the quality of municipal securities, both within a particular classification and between classifications, and the yields on municipal securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of municipal securities. It should be emphasized, however, that these ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate, and rating may have different yields while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of municipal securities may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by that Fund. The Adviser will consider such an event in determining whether a Fund should continue to hold the obligation.

     The payment of principal and interest on most securities purchased by a Fund will depend upon the ability of the issuers to meet their obligations. Each state, each of their political subdivisions, municipalities, and public authorities, as well as the District of Columbia, Puerto Rico, Guam, and the Virgin Islands, is a separate "issuer." An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

     There are particular considerations and risks relevant to investing in a portfolio of a single state's municipal securities, such as the greater risk of the concentration of a Fund versus the greater relative safety that comes with a less concentrated investment portfolio.

     OTHER INVESTMENT COMPANIES

     The Portfolios invest in a mix of the International/Global Stock Funds, Stock Funds, Government & Corporate Bond Funds and Money Market Funds in the Columbia Funds Family.

     The 1940 Act normally prohibits mutual funds from investing in other mutual funds beyond certain limits. Because each Portfolio is a "fund-of-funds," each takes advantage of a rule under the 1940 Act that allows it to exceed those limits subject to certain conditions. Accordingly, each Portfolio may: (i) own more than 3% of the total outstanding stock of an Underlying Fund, other than another Portfolio; (ii) invest more than 5% of its assets in any one such Underlying Fund; and (iii) invest more than 10% of its assets, collectively, in Underlying Fund shares.

     Each Portfolio will concentrate more than 25% of its assets in the mutual fund industry. However, the Underlying Fund will not concentrate 25% or more of their total assets in any one industry unless they are permitted or required to do so in accordance with their own investment objective and principal investment strategies.

     An Underlying Fund may purchase shares of exchange-traded funds ("ETFs"), which are a type of investment company. An Underlying Fund may purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts - to obtain relatively low-cost exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Portfolio. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly than futures. In addition, ETF shares can be purchased for smaller sums and offer exposure to market sectors and styles for which there is no suitable or liquid futures contract. An Underlying Fund may also purchase ETF shares for other purposes, including improving its ability to track its underlying index.

     Key Considerations and Risks: An Underlying Fund may derive certain advantages from being able to invest in shares of other investment companies; for example, this ability may allow the Portfolio to gain exposure to a type of security. It also may facilitate an Underlying Fund being fully invested. However, there may be certain disadvantages; for example, it may cost more in terms of fees. That is to say, a shareholder may be charged fees not only on the Portfolio shares held directly, but also on the mutual fund shares that the Portfolio purchases. Whether any anticipated return from such an investment will outweigh the costs of purchasing such mutual fund shares when deciding to invest will be considered by the Portfolios.

     An investment in an ETF generally presents the same primary risks as an investment in an open-end investment company that is not exchange traded that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate within a wide range, and an Underlying Fund could lose money investing in an ETF if the prices of the securities held by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to an open-end investment company that is not exchange-traded: (i) the market price of the ETF's shares may trade at a discount to their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or
(iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

     PASS-THROUGH SECURITIES (PARTICIPATION INTERESTS AND COMPANY RECEIPTS)

     A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Funds. The most common type of pass-through securities are mortgage-backed securities. GNMA Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. A Fund may purchase modified pass-through GNMA Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government.

     FHLMC issues two types of mortgage pass-through securities: mortgage participation certificates and guaranteed mortgage certificates. Participation certificates resemble GNMA Certificates in that the participation certificates represent a pro rata share of all interest and principal payments made and owed on the underlying pool. FHLMC guarantees timely payments of interest on the participation certificates and the full return of principal. Guaranteed mortgage certificates also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by FHLMC as to timely payment of principal and interest but is not backed by the full faith and credit of the U.S. Government.

     FNMA issues guaranteed mortgage pass-through certificates. FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by the FNMA as to timely payment of principal and interest but is not backed by the full faith and credit of the U.S. Government.

     Key Considerations and Risks: Except for guaranteed mortgage certificates, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the securities holders, such as the Funds, like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. Estimated prepayment rates will be a factor considered in calculating the average weighted maturity of a Fund which owns these securities. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by a Fund might be converted to cash and the Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit a Fund's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

     PRIVATE PLACEMENT SECURITIES AND OTHER RESTRICTED SECURITIES

     Although many securities are offered publicly, some are offered privately only to certain qualified investors. Private placements may often offer attractive opportunities for investment not otherwise available on the open market. However, the securities so purchased are often "restricted," i.e., they cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A), or they are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale.

     Generally speaking, private placements may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.

     Private placements may be considered illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), and other securities whose disposition is restricted under the federal securities laws (other than securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that has been determined to be liquid under procedures approved by the Board). Illiquid securities may include privately placed securities, which are sold directly to a small number of investors, usually institutions.

     Key Considerations and Risks: Private placements are generally subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the Underlying Fund's net asset value due to the absence of a trading market.

     Unlike public offerings, restricted securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

     REITS AND MASTER LIMITED PARTNERSHIPS

     A real estate investment trust, or REIT, is a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls. An equity REIT holds equity positions in real estate, and it seeks to provide its shareholders with income from the leasing of its properties, and with capital gains from any sales of properties. A mortgage REIT specializes in lending money to developers of properties, and passes any interest income it may earn to its shareholders.

     Partnership units of real estate and other types of companies are sometimes organized as master limited partnerships in which ownership interests are publicly traded. Master limited partnerships often own several properties or businesses (or directly own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects.

     Generally, a master limited partnership is operated under the supervision of one or more managing general partners. Limited partners (like an Underlying Fund that invests in a master limited partnership) are not involved in the day-to-day management of the partnership. They are allocated income and capital gains associated with the partnership project in accordance with the terms established in the partnership agreement.

     Key Considerations and Risks: REITs may be affected by changes in the value of the underlying property owned or financed by the REIT; mortgage REITs also may be affected by the quality of credit extended. Both equity and mortgage REITs are dependent upon management skills and may not be diversified. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for preferential treatment under the Code.

     The real estate industry is particularly sensitive to economic downturns. The value of securities of issuers in the real estate industry is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties and the issuer's management skills. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. Mortgage REITs are subject to the risk that mortgagors may not meet their payment obligations. Each investment also has its unique interest rate and payment priority characteristics. In addition, REITs are subject to unique tax requirements which, if not met, could adversely affect dividend payments. Also, in the event of a default of an underlying borrower or lessee, a REIT could experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

     The risks of investing in a master limited partnership are generally those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be less protections afforded investors in a master limited partnership than investors in a corporation. Additional risks involved with investing in a master limited partnership are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

     REPURCHASE AGREEMENTS

     A repurchase agreement is a money market instrument that is a contract under which a Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Underlying Fund to resell such security at a fixed time and price (representing the Underlying Fund's cost plus interest). Repurchase agreements may be viewed, in effect, as loans made by a Fund which are collateralized by the securities subject to repurchase. Typically, the Funds will enter into repurchase agreements only with commercial banks and registered broker/dealers and only with respect to the highest quality securities, such as U.S. Government obligations. Such transactions are monitored to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including any accrued interest. See "Descriptions of Permissible Investments--Money Market Instruments."

     Key Considerations and Risks: Repurchase Agreements are generally subject to counterparty risk, which is the risk that the counterparty to the agreement could default on the agreement. If a seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement, including interest. In addition, if the seller becomes involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if, for example, the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller or its assigns.

     Pursuant to an exemptive order issued by the SEC, the Funds may "combine" uninvested cash balances into a joint account, which may be invested in one or more repurchase agreements.

     REVERSE REPURCHASE AGREEMENTS

     A reverse repurchase agreement is a contract under which a Fund sells a security for cash for a relatively short period (usually not more than one week) subject to the obligation of the Fund to repurchase such security at a fixed time and price (representing the seller's cost plus interest). Reverse repurchase agreements may be viewed as borrowings made by a Fund.

     Key Considerations and Risks: Reverse repurchase agreements involve the risk that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the

Funds' use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds' obligation to repurchase the securities. In addition, reverse repurchase agreements are techniques involving leverage, and are subject to asset coverage requirements. Under the requirements of the 1940 Act, the Funds are required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings.

     SECURITIES LENDING

     For various reasons, including to enhance a Fund's return, a Fund may lend its portfolio securities to broker/dealers and other institutional investors. Loans are typically made pursuant to agreements that require the loans to be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Such loans may not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceeds one-third of the value of the Fund's total assets. A Fund will continue to receive interest on the loaned securities while simultaneously earning interest on the investment of the collateral. However, a Fund will normally pay lending fees to such broker/dealers and related expenses from the interest earned on invested collateral.

     Key Considerations and Risks: Securities lending transactions are generally subject to counterparty risk, which is the risk that the counterparty to the transaction could default. In other words, the risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, loans are made only to borrowers deemed to be of good standing and when, in the Adviser's judgment, the income to be earned from the loan justifies the attendant risks.

     STRIPPED SECURITIES

     Stripped securities are derivatives in which an instrument's coupon (or interest ) is separated from its corpus (or principal) and then are re-sold separately, usually as zero-coupon bonds. See generally "Descriptions of Permissible Investments--Derivatives." Because stripped securities are typically products of brokerage houses and the U.S. Government, there are many different types and variations. For example, separately traded interest and principal securities, or STRIPS, can be component parts of a U.S. Treasury security where the principal and interest components are traded independently through the Federal Book-Entry System. Stripped mortgage-backed securities, or SMBS, can also issued by the U.S. Government or an agency. TIGERS are Treasury securities stripped by brokers. See also "Descriptions of Permissible Investments--Zero-Coupon Securities."

     The Adviser will only purchase stripped securities for Money Market Funds where the securities have a remaining maturity of 397 days or less; therefore, the Money Market Funds may only purchase the interest component parts of U.S. Treasury securities.

     Key Considerations and Risks: If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recovered. SMBS issued by the U.S. Government (or a U.S. Government agency or instrumentality) may be considered liquid under guidelines established by the Trust's Board if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the Fund's per share net asset value.

     SWAP CONTRACTS

     Swap agreements are derivative instruments. See generally "Descriptions of Permissible Investments--Derivatives." They can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names, including interest rate, index, credit, equity, credit default and currency exchange rate swap agreements. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor. Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if the Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease the Fund's exposure to long-term interest rates. Caps and floors have an effect similar to buying or writing options.

     Key Considerations and Risks: Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield. Additionally, whether a Fund's use of swap contracts will be successful in furthering its investment objective will depend on the Adviser's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factor that determines the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses. However, a Fund will closely monitor the credit of a swap contract counterparty in order to minimize this risk. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

     The Adviser does not believe that a Fund's obligations under swap contracts are senior securities and, accordingly, a Fund will not treat them as being subject to its borrowing restrictions.

     U.S. GOVERNMENT OBLIGATIONS

     U.S. Government obligations include a wide variety of securities, including those that are issued or guaranteed by the United States Treasury, by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. An instrumentality of the U.S. Government is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and FNMA.

     Because of their relative liquidity and high credit quality, U.S. Government obligations are often purchased by the Money Market Funds, and can in some instances, such as for Treasury Reserves, comprise almost all of their portfolios.

     Key Considerations and Risks: In the case of those U.S. Government obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment.

     VARIABLE- AND FLOATING-RATE INSTRUMENTS

     These types of securities have variable- or floating-rates of interest and, under certain limited circumstances, may have varying principal amounts. Unlike a fixed interest rate, a variable or floating interest rate is one that rises and falls based on the movement of an underlying index of interest rates. For example, many credit cards charge variable interest rates, based on a specific spread over the prime rate. Most home equity loans charge variable rates tied to the prime rate.

     Variable- and floating-rate instruments pay interest at rates that are adjusted periodically according to a specified formula; for example, some adjust daily and some adjust every six months. The variable- or floating-rate tends to decrease the security's price sensitivity to changes in interest rates. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

     Key Considerations and Risks: In order to most effectively use these investments, the Adviser must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the Adviser incorrectly forecasts such movements, a Fund could be adversely affected by the use of variable- or floating-rate obligations.

     OTHER CONSIDERATIONS

     TEMPORARY DEFENSIVE PURPOSES

     Each Portfolio may invest all of its assets in Columbia Cash Reserves. It may invest in these securities without limit, when the Adviser: (i) believes that the market conditions are not favorable for profitable investing; (ii) is unable to locate favorable investment opportunities; or (iii) determines that a temporary defensive position is advisable or necessary in order to meet anticipated redemption requests, or for other reasons.

     When a Portfolio engages in such strategies, it may not achieve its investment objective.

     PORTFOLIO TURNOVER

     The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as "portfolio turnover." A Portfolio may engage in frequent and active trading of portfolio securities in order to achieve its investment objective. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in adverse tax consequences to a Portfolio's shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio's performance.

     For each Portfolio's portfolio turnover rate, see the "Financial Highlights" in the prospectus for that Portfolio. The Portfolios, which are new series, do not yet have financial highlights.

     DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

     The Board has adopted policies with respect to the disclosure of the Portfolios' portfolio holdings by the Portfolios, CMA, or their affiliates. The Trustees of Columbia Funds have adopted policies and procedures designed to ensure that disclosure of information regarding the Portfolios' portfolio securities is in the best interest of Portfolio shareholders, including procedures to address conflicts of interests of a Portfolio's shareholders, on the one hand, and those of a Portfolio's investment adviser, sub-adviser, or any affiliated person of a Portfolio, on the other. These policies provide that Portfolio holdings information generally may not be disclosed to any party prior to: (1) the day next following the posting of such information on the Portfolios' website at www.Columbiafunds.com, if applicable, (2) the day next following the filing of the information with the SEC in a required filing, or
(3) for money market funds, the fifth business day following each calendar month-end, at which time each money market fund's complete list of portfolio holdings will be available. Certain limited exceptions that have been approved by the Trustees as part of the Portfolios' policies are described below. The Board shall be updated as needed regarding the Portfolios' compliance with the policies, including information relating to any potential conflicts of interest between the interests of Portfolio shareholders and those of CMA and its affiliates. The Portfolios' policies prohibit CMA and the Portfolios' other service providers from entering into any agreement to disclose Portfolio holdings information in exchange for any form of consideration. These policies apply to disclosure of portfolio holding information to all categories of persons, including, without limitation, individual investors, institutional investors, intermediaries that distribute the Portfolios' shares, third-party service providers, rating and ranking organizations and affiliated persons of the Portfolios.

     Public Disclosures

     The Portfolios' portfolio holdings are currently disclosed to the public through required filings with the SEC and, for underlying Stock, International Stock, Global Stock, Index, Government & Corporate Bond and Municipal Bond Funds, on the Portfolios' website at www.columbiafunds.com. Each of these Funds compiles a "top ten holdings" list composed of its ten largest holdings. This information currently is produced , quarterly for Stock, International Stock, Global Stock, Index, Government & Corporate Bond and Municipal Bond Funds, and is available on the Portfolios' website. The top ten holdings information is as of the last day of the previous quarter.

     The Portfolios file their portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of each Portfolio's fiscal year). Shareholders may obtain the Portfolios' Form N-CSR and N-Q filings on the SEC's website at www.sec.gov. In addition, the Portfolios' Form N-CSR and N-Q filings may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's website or the operation of the public room.

     The Portfolios, CMA or their affiliates may include portfolio holdings information that has already been made public through a web posting or SEC filing in marketing literature and other communications to shareholders, advisers or other parties, provided that the information is disclosed no earlier than the day after the date the information is disclosed publicly.

     Other Disclosures.

     The Portfolios' policies provide that non-public disclosures of the Portfolios' portfolio holdings may be made if (1) the Portfolio has a legitimate business purpose for making such disclosure, (2) the Portfolio's chief executive officer authorizes such public disclosure of information, and (3) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information.

     The Portfolios periodically disclose portfolio information on a confidential basis to various service providers that require such information in order to assist the Portfolio with its day-to-day business affairs. In addition to CMA and its affiliates, these service providers include the Portfolios' custodian, the Portfolios' independent registered public accounting firm, legal counsel, financial printers (Merrill and Bowne & Co., Inc.), the Portfolios' proxy voting service provider (Alamo Direct Mail Services, Inc.), the Portfolios' proxy solicitor (Georgeson Shareholder Communications Inc.), rating agencies that maintain ratings on certain Columbia Funds ( Fitch, Inc. and Standard and Poor's) and service providers that support Columbia Management's trading systems (InvestorTool, Inc. and Thomson Financial) and service providers that provide reconciliation services (Electra Information Systems). These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Portfolios. The Portfolios may also disclose portfolio holdings information to broker/dealers and certain other entities related to potential transactions and management of the Portfolios, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

     Certain clients of the Portfolios' investment adviser(s) may follow a strategy similar to that of the Portfolios, and have access to portfolio holdings information for their account. It is possible that such information could be used to infer portfolio holdings information relating to the Portfolio.

                             MANAGEMENT OF THE TRUST

     THE TRUSTEES AND OFFICERS

     The Board of the Trust oversees the Portfolios. All of the Trustees are "independent," meaning that they have no affiliation with Bank of America, N.A., its affiliates, or the Portfolios, apart from the personal investments that most Trustees have made in certain of the portfolios as private individuals. The Trustees are charged with the fiduciary duty of protecting shareholders interests when supervising and overseeing the management and operations of the Trust and have the responsibility for assuring that the Trust's Portfolios are managed in the best interests of shareholders. The following table provides basic information about the Trustees and the executive officers ("Officers") of the Trust as of the date of this shareholder report, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Trustee is c/o Columbia Management Advisors LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111.

                                                                                 NUMBER
                                                                                   OF
                            TERM OF                                               FUNDS
NAME, YEAR OF BIRTH        OFFICE AND                                            IN FUND      OTHER DIRECTORSHIPS OF
POSITION HELD WITH THE     LENGTH OF      PRINCIPAL OCCUPATION(S) DURING THE     COMPLEX     PUBLIC COMPANIES HELD BY
TRUST                     TIME SERVED              PAST FIVE YEARS              OVERSEEN              TRUSTEE
-----------------------   -----------   -------------------------------------   --------   ----------------------------
                                                        TRUSTEES

Edward J. Boudreau, Jr.   Indefinite    Managing Director - E.J. Boudreau &        73      None
(Born 1944)               term;         Associates (consulting), through
Trustee                   Trustee       current
                          since
                          January
                          2005

William P. Carmichael     Indefinite    Retired                                    73      Director - Cobra Electronics
(Born 1943)               term;                                                            Corporation (electronic
Trustee and Chairman of   Trustee                                                          equipment manufacturer);
the Board                 since 1999                                                       Spectrum Brands, Inc.
                                                                                           (batteries); Simmons Company
                                                                                           (bedding); and The Finish
                                                                                           Line (apparel)

William A. Hawkins        Indefinite    President, Retail Banking - IndyMac        73      None
(Born 1942)               term;         Bancorp, Inc., from September 1999 to
Trustee                   Trustee       August 2003
                          since
                          January
                          2005

R. Glenn Hilliard         Indefinite    Chairman and Chief Executive Officer       73      Director - Conseco, Inc.
(Born 1943)               term;         - Hilliard Group LLC (investing and                (insurance) and Alea Group
Trustee                   Trustee       consulting), from April 2003 through               Holdings (Bermuda), Ltd.
                          since         current; Chairman and Chief Executive              (insurance)
                          January       Officer - ING Americas, from 1999 to
                          2005          April 2003; and Non-Executive
                                        Chairman and Director - Conseco, Inc.
                                        (insurance), from September 2004
                                        through current

Minor M. Shaw             Indefinite    President - Micco Corporation and          73      Board Member - Piedmont
(Born 1947)               term;         Mickel Investment Group (family                    Natural Gas
Trustee                   Trustee       investments)
                          since 2003

                                                 YEAR
                                                FIRST
                                               ELECTED
                                                  OR
NAME, YEAR OF BIRTH                           APPOINTED
AND ADDRESS             POSITION WITH FUNDS   TO OFFICE       PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
---------------------   -------------------   ---------   ---------------------------------------------------------
                                                      OFFICERS

Christopher L. Wilson   President and         2004        Head of Mutual Funds since August 2004 and Managing
(Born 1957)             Chief Executive                   Director of the Advisor since September 2005; President
One Financial Center    Officer                           and Chief Executive Officer, CDC IXIS Asset Management
Boston, MA 02110                                          Services, Inc. from September 1998 to August 2004

James R. Bordewick      Senior Vice           2006        Associate General Counsel, Bank of America since April
(Born 1959)             President,                        2005; Senior Vice President and Associate General
One Financial Center    Secretary and Chief               Counsel, MFS Investment Management prior to April 2005
Boston, MA 02110        Legal Officer

J. Kevin Connaughton    Senior Vice           2004        Managing Director of the Advisor since February 1998
(Born 1964)             President, Chief
One Financial Center    Financial Officer
Boston, MA 02110        and Treasurer

Mary Joan Hoene         Senior Vice           2004        Senior Vice President and Chief Compliance Officer of
(Born 1949)             President and Chief               various funds in the Columbia Funds Complex; Partner,
100 Federal Street      Compliance Officer                Carter, Ledyard & Milburn LLP (law firm) from January
Boston, MA 02110                                          2001 to August 2004

Michael G. Clarke       Chief Accounting      2004        Managing Director of the Advisor since February 2001
(Born 1969)             Officer and
One Financial Center    Assistant Treasurer

Boston, MA 02110

Stephen T. Welsh        Vice President        2004        President, Columbia Management Services, Inc. since July
(Born 1957)                                               2004; Senior Vice President and Controller, Columbia
One Financial Center                                      Management Services, Inc. prior to July 2004
Boston, MA 02110

Jeffrey R. Coleman      Deputy Treasurer      2004        Group Operations Manager of the Advisor since October
(Born 1970)                                               2004; Vice President of CDC IXIS Asset Management
One Financial Center                                      Services, Inc. from August 2000 to September 2004
Boston, MA 02110

Joseph F. DiMaria       Deputy Treasurer      2005        Senior Compliance Manager of the Advisor since January
(Born 1968)                                               2005; Director of Trustee Administration of the Advisor
One Financial Center                                      from May 2003 to January 2005; Senior Audit Manager, PwC
Boston, MA 02110                                          (independent registered public accounting firm) from July
                                                          2000 to April 2003

Ty S. Edwards           Deputy Treasurer      2005        Vice President of the Advisor since 2002; Assistant Vice
(Born 1966)                                               President and Director, State Street Corporation
One Financial Center                                      (financial services) prior to 2002
Boston, MA 02110

Barry S. Vallan         Controller            2006        Vice President - Fund Treasury of the Advisor since
(Born 1969)                                               October 2004; Vice President - Trustee Reporting from
One Financial Center                                      April 2002 to October 2004; Management Consultant, PwC
Boston, MA 02110                                          prior to October 2002

Peter T. Fariel         Assistant Secretary   2006        Associate General Counsel, Bank of America since April
(Born 1957)                                               2005; Partner, Goodwin Procter LLP (law firm) prior to
One Financial Center                                      April 2005
Boston, MA 02110

Ryan C. Larrenaga       Assistant Secretary   2006        Assistant General Counsel, Bank of America since March
(Born 1970)                                               2005; Associate, Ropes & Gray LLP (law firm) from 1998 to
One Financial Center                                      February 2005
Boston, MA 02110

Barry S. Finkle         Assistant Treasurer   2005        Senior Manager and Head of Fund Performance of the
(Born 1965)                                               Advisor since January 2001
One Financial Center
Boston, MA 02110

Julian Quero            Assistant Treasurer   2006        Senior Compliance Manager of the Advisor since April
(Born 1967)                                               2002; Assistant Vice President of Taxes and Distributions
One Financial Center                                      of the Advisor from 2001 to April 2002.
Boston, MA 02110

     Each of the Trust's Trustees and officers hold comparable positions with certain other funds of which the Advisor or its affiliates is the investment adviser or distributor and, in the case of certain of the Officers, with certain affiliates of the Adviser.

     The Trustees and Officers serve terms of indefinite duration. Each Fund held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter to elect Trustees.

     BOARD COMMITTEES

     The Trust has an Audit Committee, a Governance Committee and an Investment Committee.

     The function of the Audit Committee is oversight. Management (which generally means the appropriate officers of a Company, and a Portfolio's investment adviser(s), administrator(s) and other key service providers (other than the independent registered public accounting firm)) is primarily responsible for the preparation the financial statements of each Portfolio, and the independent registered public accounting firm is responsible for auditing those financial statements. Management is also responsible for maintaining appropriate systems for accounting and "internal controls over financial reporting" (as such term is defined in Rule 30a-3 under the 1940 Act), and the independent registered public accounting firm is primarily responsible for considering such internal controls over financial reporting in connection with their financial statement audits. While the Audit Committee has the duties and powers set forth in the Audit Committee Charter, the Audit Committee is not responsible for planning or conducting a Portfolio audit or for determining whether a Portfolio's financial statements are complete and accurate and are in accordance with generally accepted accounting principles.

     The Audit Committee has, among other things, specific power and responsibility to: i) oversee its Funds' accounting and financial reporting processes and practices, its internal controls over financial reporting and, as appropriate, the internal controls over financial reporting of key service providers; ii) approve, and recommend to the full Board for its approval in accordance with applicable law, the selection and appointment of an independent registered public accounting firm for each Portfolio prior to the engagement of such independent registered public accounting firm; iii) pre-approve all audit and non-audit services provided to each Portfolio by its independent registered public accounting firm, directly or by establishing pre-approval policies and procedures pursuant to which such services may be rendered, provided however, that the policies and procedures are detailed as to the particular service and the Audit Committee is informed of each service, and such policies do not include the delegation to management of the Audit Committee's responsibilities under the Securities Exchange Act of 1934 or applicable rules or listing requirements; and iv) pre-approve all non-audit services provided by a Portfolio's independent registered public accounting firm to the Portfolio's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Portfolio, if the engagement relates directly to the operations and financial reporting of the Portfolio. Edward J. Boudreau, Jr., William P. Carmichael and William A. Hawkins (Chairman) are member of the Audit Committee. The Audit Committee has not yet met.

     The primary responsibilities of the Governance Committee include, as set forth in its charter: i) nominating Independent Trustees; ii) addressing matters relating to compensation of Trustees who are not current directors, officers or employees of a Portfolio's investment adviser or sub-adviser or any control affiliate thereof ("Unaffiliated Trustees"), including deferred compensation and retirement policies; and iii) evaluating each Board and its committee structure as often as it deems necessary or desirable to determine whether each is functioning effectively. The Governance Committee shall determine the nature of the evaluation and its role therein in its sole discretion. Minor M. Shaw (Chairperson), William A. Hawkins and R. Glenn Hilliard are members of the Governance Committee. The Governance Committee has not yet met.

     The primary responsibilities of the Investment Committee are, as set forth in its charter, to assist the Board in carrying out its oversight responsibilities in specific areas of investment management, both by acting as liaison between the full Board and the Adviser on investment matters, and by acting on behalf of the Board, on an interim basis, on investment issues in non-recurring or extraordinary circumstances when it is impractical to convene a meeting of the full Board. In carrying out these general responsibilities, the Investment Committee assists the Board in connection with issues relating to: the investment policies and procedures adopted for the Portfolios; appropriate performance benchmarks and other comparative issues; portfolio management staffing and other personnel issues of the Adviser; investment related compliance issues; possible exemptive applications or other relief necessary or appropriate with respect to investment matters; and other investment related matters referred from time to time to the Committee by the full Board. The Committee reports its activities to the full Board on a regular basis and is responsible for making such recommendations with respect to the matters described above and other matters as the Committee may deem necessary or appropriate. Edward J. Boudreau (Chairman), William P. Carmichael, William A. Hawkins, R. Glenn Hilliard and Minor M. Shaw are members of the Investment Committee. The Investment Committee has not yet met.

     BOARD COMPENSATION

     Trustees are compensated for their services to the Columbia Funds on a complex-wide basis, and not on a per Trust or per Fund basis, as follows:

Base Compensation

Base Retainer Fee....................   $75,000 per year
In-Person Meeting Fee................   $7,000 per meeting (paid on a per
                                        meeting basis, even if meeting occurs
                                        over multiple days)
Telephonic Meeting Fee...............   $1,000 per meeting
Audit Committee Meeting Fee..........   $1,000 per meeting (if not held in
                                        connection with a regularly scheduled
                                        Board meeting)
Governance Committee Meeting Fee.....   $1,000 per meeting (if not held in
                                        connection with a regularly scheduled
                                        Board meeting)
Investment Committee Meeting Fee.....   $1,000 per meeting (if not held in
                                        connection with a regularly scheduled
                                        Board meeting)

Additional Compensation

Chairman.............................   25% of the combined total of the base
                                        retainer fee and all meeting fees
Audit Committee Chairman.............   10% of the combined total of the base
                                        retainer fee and all meeting fees
Governance Committee Chairman........   10% of the combined total of the base
                                        retainer fee and all meeting fees
Investment Committee Chairman........   10% of the combined total of the base
                                        retainer fee and all meeting fees

Trustees are compensated for their services to the Columbia Funds Family on a complex-wide basis, and not on a per registered investment company or per fund basis. They have not yet received any compensation from the Trust or the Funds.

     COLUMBIA FUNDS DEFERRED COMPENSATION PLAN

     Under the terms of the Columbia Funds Deferred Compensation Plan for Eligible Trustees (the "Deferred Compensation Plan"), each Trustee may elect, on an annual basis, to defer all or any portion of the annual board fees (including the annual retainer and all attendance fees) payable to the Trustee for that calendar year. An application was submitted to and approved by the SEC to permit deferring Trustees to elect to tie the rate of return on fees deferred pursuant to the Deferred Compensation Plan to one or more of certain investment portfolios of certain Funds. Distributions from the deferring Trustees' deferral accounts will be paid in cash, in generally equal quarterly installments over a period up to ten years beginning on the first day of the first calendar quarter following the later of the quarter in which the Trustee attains age 65 or the quarter in which the Trustee terminates service as Trustee of the Funds. The Board, in its sole discretion, may accelerate or extend such payments after a Trustee's termination of service. If a deferring Trustee dies prior to the commencement of the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a lump sum as soon as practicable after the Trustee's death. If a deferring Trustee dies after the commencement of such distribution, but prior to the complete distribution of his deferral account, the balance of the amounts credited to his deferral account will be distributed to his designated beneficiary over the remaining period during which such amounts were distributable to the Trustee. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way and deferring Trustees have the status of unsecured creditors of the Trust.

     BENEFICIAL EQUITY OWNERSHIP INFORMATION

     As of the date of this SAI, Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust.

     The table below shows for each Trustee, the amount of Portfolio equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges: A = $0; B = $1-$10,000; C = $10,001-$50,000; D =
$50,001-$100,000; and E = over $100,000.

       Beneficial Equity Ownership in Portfolios and Columbia Funds Family
                      Calendar Year Ended December 31, 2005

                          DOLLAR RANGE OF EQUITY SECURITIES OF A     AGGREGATE DOLLAR RANGE OF EQUITY
        NOMINEE                          PORTFOLIO                 SECURITIES OF COLUMBIA FUNDS FAMILY
        -------           --------------------------------------   -----------------------------------
Edward J. Boudreau, Jr.                All Funds - A                                C
William P. Carmichael                  All Funds - A                                E
William A. Hawkins                     All Funds - A                                C
R. Glenn Hilliard                      All Funds - A                                C
Minor M. Shaw                          All Funds - A                                E

     APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

     A discussion of the factors considered and conclusions reached with regard to the Board's approval the investment advisory for the Portfolios' will be included, when available, in the Portfolios' annual reports to shareholders.

     CODES OF ETHICS

     The Trust, each Adviser and CMD have each adopted a Code of Ethics which contains policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These Codes of Ethics substantially comply in all material respects with Rule 17j-1 under the 1940 Act, which, among other things, provides that the Board must review each Code of Ethics at least annually.

     The Codes of Ethics, among other things, prohibit each access person from purchasing or selling securities when such person knows or should have known that, at the time of the transaction, the security (i) was being considered for purchase or sale by a Portfolio, or (ii) was being purchased or sold by a Portfolio. For purposes of the Codes of Ethics, an access person means (i) a director or officer of the Trust, (ii) any employee of the Trust (or any company in a control relationship with the Trust) who, in the course of his/her regular duties, obtains information about, or makes recommendations with respect to, the purchase or sale of securities by the Trust, and (iii) any natural person in a control relationship with the Trust who obtains information concerning recommendations made to the Trust regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions, including a requirement that they disgorge to the Trust any profits realized on short-term trading (i.e., the purchase/sale or sale/purchase of securities within any 60-day period). The above restrictions do not apply to purchases or sales of certain types of securities, including mutual fund shares, money market instruments and certain U.S. Government securities. To facilitate enforcement, the Codes of Ethics generally require access persons, other than Independent Trustees, to submit reports to the Trust's designated compliance person regarding transactions involving securities which are eligible for purchase by a Portfolio. The Codes of Ethics for the Trust, the Advisers and CMD are on public file with, and are available from, the SEC.

                      PROXY VOTING POLICIES AND PROCEDURES

     A description or a copy of the policies and procedures used by the Adviser to determine how to vote proxies relating to portfolio securities held by the Portfolios is included in Appendix C to the SAI.

     Information regarding how the Funds (except certain Funds that do not invest in voting securities) voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 will be available by August 31 of this year free of charge by: (1) contacting Columbia Funds at (800) 345-6611; (2) accessing the Portfolios' website on the Internet at www.columbiafunds.com and following the appropriate hyperlinks; and (3) on the SEC's website at www.sec.gov.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     As of June 1, 2006, CMD located at One Financial Center, Boston, MA 02110, a wholly-owned subsidiary of Bank of America, owns all of the shares of the Portfolios and may be deemed a "control person" (as that term is defined in the 1940 Act) of those Portfolios for which it is deemed to beneficially own greater than 25% of the outstanding shares by virtue of its fiduciary or trust roles. As of that date, the Trustees and Officers of the Trust as a group owned less than 1% of each class of shares of each Portfolio.

                     INVESTMENT ADVISORY AND OTHER SERVICES

     INVESTMENT ADVISER

     CMA (formerly known as Banc of America Capital Management, LLC or BACAP) is the investment adviser to the Portfolios. CMA also serves as the investment adviser to the other portfolios of Columbia Funds Series Trust (including the Underlying Funds) and the portfolios of Nations Separate Account Trust and Columbia Funds Master Investment Trust, registered investment companies that are part of the Columbia Funds Family. CMA is a wholly-owned subsidiary of Bank of America, which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a financial services holding company organized as a Delaware corporation. The principal office of CMA is 100 Federal Street, Boston, MA 02110.

     PORTFOLIO MANAGERS

     Other Accounts Managed by Portfolio Managers

     The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the Portfolios' portfolio manager managed as of each Portfolio's fiscal year-end.

                      OTHER SEC-REGISTERED
                     OPEN-END AND CLOSED-END    OTHER POOLED INVESTMENT
                              FUNDS                    VEHICLES                OTHER ACCOUNTS
                    ------------------------   ------------------------   ------------------------
                    Number of                  Number of                  Number of
PORTFOLIO MANAGER    accounts      Assets       accounts      Assets       ccounts       Assets
-----------------   ---------   ------------   ---------   ------------   ---------   ------------
Vikram J. Kuriyan       11      $6.3 billion       11      $1.0 billion       15      $1.4 billion

     There are no accounts or assets for which a portfolio manager's advisory fee is based on performance.

     Ownership of Securities

     The table below shows the dollar ranges of shares of each Portfolio beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the portfolio managers listed above at the end of each Portfolio's most recent fiscal year:

Portfolio Manager   Dollar Range of Equity Securities in the Portfolio Beneficially Owned
-----------------   ---------------------------------------------------------------------
Vikram J. Kuriyan                                     $0

     Compensation

     As of the Portfolio's most recent fiscal year end, the portfolio managers received all of their compensation from the Adviser and its parent company, Columbia Management Group, in the form of salary, bonus, stock options and restricted stock. A portfolio manager's bonus is variable and is generally based on (1) an evaluation of the manager's investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Adviser generally considers the one-, three- and five-year performance of mutual funds and other accounts under the portfolio manager's oversight relative to the benchmarks and peer groups noted below, emphasizing each manager's three- and five-year performance. The

Adviser may also consider a portfolio manager's performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall investment performance.

PORTFOLIO MANAGER   PERFORMANCE BENCHMARK
-----------------   ---------------------
                    S&P 500 Index
Vikram J. Kuriyan
                    S&P MidCap 400 Index
                    S&P 600 Index
                    S&P 1500 Index
                    Russell 1000 Index
                    Russell 1000 Value Index
                    Russell 2000 Value Index
                    Russell 2000 Growth Index
                    Russell 3000 Index

     The size of the overall bonus pool each year is determined by Columbia Management Group and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and the Adviser's profitability for the year, which is influenced by assets under management.

     Potential Conflicts of Interests

CMA

     Like other investment professionals with multiple clients, a portfolio manager for a Portfolio may face certain potential conflicts of interest in connection with managing both the Portfolio and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which CMA believes are faced by investment professionals at most major financial firms. CMA and the Trustees have adopted compliance policies and procedures that attempt to address certain of these potential conflicts. The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

     - The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

     - The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

     - The trading of other accounts could be used to benefit higher-fee accounts (front- running).

     - The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

     Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, CMA's investment professionals do not have the opportunity to invest in client accounts, other than the Portfolios.

     A potential conflict of interest may arise when a Portfolio and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Portfolio as well as other accounts, CMA's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Portfolio or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

     "Cross trades," in which one CMA account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. CMA and the Portfolios' Trustees have adopted compliance procedures that provide that any transactions between the Portfolios and another CMA-advised account are to be made at an independent current market price, as required by law.

     Another potential conflict of interest may arise based on the different investment objectives and strategies of a Portfolio and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Portfolio. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Portfolio. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

     A Portfolio's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

     A Portfolio's portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Portfolio. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of
1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

     CMA or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

     A Portfolio's portfolio manager(s) may also face other potential conflicts of interest in managing the Portfolio, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Portfolio and other accounts. In addition, a Portfolio's portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at CMA, including each Portfolio's portfolio manager, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by CMA and the Portfolios, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Portfolios.

     INVESTMENT ADVISORY AGREEMENT

     Pursuant to the terms of the Trust's Investment Advisory Agreement, CMA, as investment adviser to the Portfolios, is responsible for the overall management and supervision of the investment management of each Portfolio and individually selects and manages the investments of the Portfolios for which no sub-adviser is employed. The Adviser performs its duties subject at all times to the control of the Board and in conformity with the stated policies of each Portfolio. The Investment Advisory Agreement is sometimes referred to as the "Advisory Agreement."

     The Advisory Agreement generally provides that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of the Adviser's obligations or duties thereunder, or any of its respective officers, directors, employees or agents, the Adviser shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

     The Advisory Agreement became effective with respect to a Portfolio after approval by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Advisory Agreement is specifically approved at least annually by the Trust's Board, including its Independent Trustees. The respective Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Portfolio at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Portfolio) or by CMA on 60 days' written notice.

     The Portfolios pay CMA an annual fee for its investment advisory services, as set forth in the Investment Advisory Agreement. The fee is calculated as a percentage of the average daily net assets of each Portfolio and is paid monthly.

     CMA also may pay amounts from its own assets to CMD or to selling or servicing agents for services they provide. The investment advisory agreements and the investment sub-advisory agreements for the Master Portfolios are generally similar to the Advisory Agreements.

     ADVISORY FEES PAID

     Because the Portfolios are new series, they have not yet paid any advisory fees.

     ADMINISTRATOR

     ADMINISTRATOR

     CMA is the administrator of the Columbia Funds. The Administrator serves under an Administration Agreement which provides that the Administrator may receive fees as compensation for its services, which are computed daily and paid monthly, at the annual rates shown in the Portfolios' prospectuses. Each percentage amount is of the average daily net assets of a Portfolio. CMA also may pay amounts from its own assets to selling or servicing agents for services they provide.

     Pursuant to the Administration Agreement, CMA has agreed to, among other things, (i) maintain office facilities for the Portfolios, (ii) furnish statistical and research data, data processing, clerical, and internal executive and administrative services to the Trust, (iii) furnish corporate secretarial services to the Trust, including coordinating the preparation and distribution of materials for Board meetings, (iv) coordinate the provision of legal advice to the Trust with respect to regulatory matters, (v) coordinate the preparation of reports to each Portfolio's shareholders and the SEC, including annual and semi-annual reports, (vi) coordinate the provision of services to the Trust by the Transfer Agent and the Custodian, and (vii) generally assist in all aspects of the Trust's operations, (viii) provide accounting and bookkeeping services for the Portfolios, (ix) compute each Portfolio's net asset value and net income, (x) accumulate information required for the Trust's reports to shareholders and the SEC, (xi) prepare and file the Trust's federal and state tax returns, (xii) perform monthly compliance testing for the Trust, and (xiii) prepare and furnish the Trust monthly broker security transaction summaries and transaction listings and performance information.

     The Administration Agreement may be terminated by a vote of a majority of the Trustees or by CMA, on 60 days' written notice without penalty. The Administration Agreement is not assignable without the written consent of the other party. Furthermore, the Administration Agreement provides that CMA shall not be liable to the Portfolios or to their shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty on the part of either CMA.

     ADMINISTRATION FEES PAID

     Because the Portfolios are new series, they have not yet paid any administration fees.

     12B-1 PLANS

     The Trust has adopted a Rule 12b-1, or distribution plan, for the Class A Shares, Class C Shares and Class R Shares of the Portfolios. See "Capital Stock--Description of the Trust's Shares" for information about which

Portfolios offer which classes of shares.

     With respect to a Portfolio's Class A Shares, the Trust has adopted a combined distribution and shareholder servicing plan. The Class A Distribution and Shareholder Servicing Plan and the Class A Distribution Plan provide that a Portfolio may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide or to Servicing Agents for shareholder services they may provide, up to 0.25% (on an annualized basis) of the average daily net asset value of the Portfolios.

     With respect to a Portfolio's Class C Shares, the Trust has adopted a distribution plan. The Class C Distribution Plan provides that a Portfolio may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide, up to 0.75% (on an annualized basis) of the average daily net asset value of the Class C Shares of the Portfolios. In addition, the Trust's Shareholder Servicing Plan for Class C Shares provides that shareholder servicing fees of up to 0.25% of the average daily net assets of the Funds' Class C Shares can be paid to shareholder servicing agents.

     The Class R Distribution Plan provides that a Portfolio may reimburse distribution-related expenses of the Distributor for Class R Shares up to 0.50% (on an annualized basis) of the Portfolios' Class R Shares average daily net asset value.

     Payments under the Class A Distribution and Servicing Plan, the Class C Distribution Plan and Class R Distribution Plan generally may be made with respect to the following: (i) preparation, printing and distribution of prospectuses, sales literature and advertising materials; (ii) commissions, incentive compensation or other compensation to, and expenses of, account executives or other employees of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; (iii) overhead and other office expenses of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; (iv) opportunity costs relating to the foregoing (which may be calculated as a carrying charge on the Distributor's or Selling Agents' unreimbursed expenses incurred in connection with distribution or sales support activities, respectively); and (v) any other costs and expenses relating to distribution or sales support activities.

     All of the Distribution Plans may be terminated with respect to their respective shares by vote of a majority of the Trustees, including a majority of the Independent Trustees, or by vote of a majority of the holders of the outstanding voting securities of the appropriate share class. Any change in a 12b-1 Plan that would increase materially the distribution expenses paid by the appropriate share class requires shareholder approval.

     The Portfolios participate in joint distribution activities with other Funds in the Columbia Funds Family. The fees paid under each Distribution Plan adopted by a Portfolio may be used to finance the distribution of the shares of other Funds in the Columbia Funds Family. Such distribution costs are allocated based on the relative net asset size of the respective Funds.

     EXPENSES

     The Distributor and Administrator furnish, without additional cost to the Trust, the services of certain officers of the Trust and such other personnel (other than the personnel of an Adviser) as are required for the proper conduct of the Trust's affairs. The Distributor bears the incremental expenses of printing and distributing prospectuses used by the Distributor or furnished by the Distributor to investors in connection with the public offering of the Trust's shares and the costs of any other promotional or sales literature, except that to the extent permitted under the Distribution Plans of each Portfolio, sales-related expenses incurred by the Distributor may be reimbursed by the Trust.

     The Trust pays or causes to be paid all other expenses of the Trust, including, without limitation: the fees of the Adviser, the Distributor and Administrator; the charges and expenses of any registrar, any custodian or depository appointed by the Trust for the safekeeping of its cash, Portfolio securities and other property, and any stock transfer, dividend or accounting agent or agents appointed by the Trust; brokerage commissions chargeable to the Trust in connection with Portfolio securities transactions to which the Trust is a party; all taxes, including securities issuance and transfer taxes; corporate fees payable by the Trust to federal, state or other governmental agencies; all costs and expenses in connection with the registration and maintenance of registration of the Trust and its Portfolios' shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of typesetting prospectuses and statements of additional information of the Trust (including supplements thereto) and periodic reports and of printing and distributing such prospectuses and statements of additional information (including supplements thereto) to the Trust's shareholders; all expenses of shareholders' and Trustee meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of directors or director members of any advisory board or committee; all expenses incident to the payment of any distribution, whether in shares or cash; charges and expenses of any outside service used for pricing of the Trust's shares; fees and expenses of legal counsel and of the independent registered public accounting firm in connection with any matter relating to the Trust; membership dues of industry associations; interest payable on Trust borrowings; postage and long-distance telephone charges; insurance premiums on property or personnel (including officers and directors) of the Trust which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Trust's operation unless otherwise explicitly assumed by the Adviser) or the Administrator.

     Expenses of the Trust which are not attributable to the operations of any class of shares or Portfolio are pro-rated among all classes of shares or Portfolio based upon the relative net assets of each class or Portfolio. Expenses which are not directly attributable to a specific class of shares but are attributable to a specific Portfolio are prorated among all the classes of shares of such Portfolio based upon the relative net assets of each such class of shares. Expenses which are directly attributable to a class of shares are charged against the income available for distribution as dividends to such class of shares.

     OTHER SERVICE PROVIDERS

     TRANSFER AGENT AND CUSTODIAN

     CMSI is located at One Financial Center, Boston, Massachusetts 02110, and acts as Transfer Agent for each Portfolio's shares. Under the Transfer Agency Agreement, the Transfer Agent maintains shareholder account records for the Trust, handles certain communications between shareholders and the Trust, makes distributions payable by the Trust to shareholders and produces statements with respect to account activity for the Trust and its shareholders for these services. The Transfer Agent receives a monthly fee computed based on a cost plus model and is reimbursed for out-of-pocket expenses.

     State Street Bank and Trust Company, located at 2 Avenue de Lafayette, Boston Massachusetts, 02111-2900. serves as Custodian for the Portfolios' assets. As Custodian, it maintains the Portfolios' securities, cash and other property, delivers securities against payment upon sale and pays for securities against delivery upon purchase, makes payments on behalf of such Portfolios for payments of distributions and redemptions, endorses and collects on behalf of such Portfolios all checks, and receives all distributions made on securities owned by such Portfolios.

     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The Portfolios issue unaudited financial information semi-annually and audited financial statements annually. The Statements of Assets and Liabilities at May 31, 2006 for the Portfolios have been audited by PricewaterhouseCoopers LLP. The Board has selected Pricewaterhouse Coopers LLP as the Trust's independent registered public accounting firm to audit the Portfolios' financial statements and review their tax returns for the fiscal year ended March 31, 2007.

     COUNSEL

     Morrison & Foerster LLP serves as legal counsel to the Trust. Its address is 2000 Pennsylvania Avenue, N.W., Washington, D.C. 20006.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

     GENERAL BROKERAGE POLICY, BROKERAGE TRANSACTIONS AND BROKER SELECTION

     Subject to policies established by the Board, the Adviser (which in this context refers to the investment sub-adviser(s) who make the day-to-day decisions for a Portfolio) is responsible for decisions to buy and sell securities for each Portfolio, for the selection of broker/dealers, for the execution of a Portfolio's securities transactions, and for the allocation of brokerage in connection with such transactions. The Adviser's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. Purchases and sales of securities on a securities exchange are effected through brokers who charge negotiated commissions for their services. Orders may be directed to any broker to the extent and in the manner permitted by applicable law.

     In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without stated commissions, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

     The Portfolios are affiliated with the NYSE specialist firm Fleet Specialist, Inc. In order to ensure that markets are fair, orderly and competitive, NYSE specialist firms are responsible for maintaining a liquid and continuous two-sided auction market by acting as both an agent and a principal. Specialists are entrusted to hold the interest of customer orders above the specialist's own interest and will buy and sell securities as principal when such transactions are necessary to minimize imbalances between supply and demand. Fleet Specialist may make a market in certain securities held by the Portfolios.

     In placing orders for portfolio securities of a Portfolio, the Adviser gives primary consideration to obtaining the most favorable price and efficient execution. This means that the Adviser will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable in the circumstances. In seeking such execution, the Adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including, without limitation, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker/dealer, the reputation, reliability, experience and financial condition of the broker/dealer, the value and quality of the services rendered by the broker/dealer in this instant and other transactions, and the reasonableness of the spread or commission, if any. Research services received from broker/dealers supplement the Adviser's own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; Portfolio management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to the Adviser and to the Board with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services may also include the providing of equipment used to communicate research information, the arranging of meetings with management of companies and the providing of access to consultants who supply research information.

     The outside research is useful to the Adviser since, in certain instances, the broker/dealers utilized by the Adviser may follow a different universe of securities issuers and other matters than the Adviser's staff can follow. In addition, this research provides the Adviser with a different perspective on financial markets, even if the securities research obtained relates to issues followed by the Adviser. Research services which are provided to the Adviser by broker/dealers are available for the benefit of all accounts managed or advised by the Adviser. In some cases, the research services are available only from the broker/dealer providing such services. In other cases, the research services may be obtainable from alternative sources. The Adviser is of the opinion that because the broker/dealer research supplements rather than replaces its research, the receipt of such research does not tend to decrease its expenses, but tends to improve the quality of its investment advice. However, to the extent that the Adviser would have purchased any such research services had such services not been provided by broker/dealers, the expenses of such services to the Adviser could be considered to have been reduced accordingly. Certain research services furnished by broker/dealers may be useful to the Adviser with clients other than the Portfolios. Similarly, any research services received by the Adviser through the placement of transactions of other clients may be of value to the Adviser in fulfilling its obligations to the Portfolios. The Adviser is of the opinion that this material is beneficial in supplementing its research and analysis; and, therefore, it may benefit the Trust by improving the quality of the Adviser's investment advice. The advisory fees paid by the Trust are not reduced because the Adviser receives such services.

     Under Section 28(e) of the 1934 Act, the Adviser shall not be "deemed to have acted unlawfully or to have breached its fiduciary duty" solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), the Adviser must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided...viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts as to which it exercises investment discretion and that the services provided by a broker/dealer provide an adviser with lawful and appropriate assistance in the performance of its investment decision making responsibilities." Accordingly, the price to a Portfolio in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Some broker/dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Adviser's clients, including the Portfolios.

     Commission rates are established pursuant to negotiations with the broker/dealers based on the quality and quantity of execution services provided by the broker/dealer in light of generally prevailing rates. On exchanges on which commissions are negotiated, the cost of transactions may vary among different broker/dealers. Transactions on foreign stock exchanges involve payment of brokerage commissions which are generally fixed. Transactions in both foreign and domestic over-the-counter markets are generally principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Adviser, where possible, will deal directly with dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere.

     In certain instances there may be securities which are suitable for more than one Portfolio as well as for one or more of the other clients of the Adviser. Investment decisions for each Portfolio and for the Adviser's other clients are made with the goal of achieving their respective investment objectives. A particular security may be bought or sold for only one client even though it may be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when a number of accounts receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. In some cases, this policy could have a detrimental effect on the price or volume of the security in a particular transaction as far as a Portfolio is concerned.

     The Portfolios may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Portfolio will engage in this practice, however, only when the Adviser, in its sole discretion, believes such practice to be otherwise in the Portfolio's interests.

     The Trust will not execute portfolio transactions through, or purchase or sell portfolio securities from or to, the Distributor, the Adviser, the Administrator or its affiliates, acting as principal (including repurchase and reverse repurchase agreements), except to the extent permitted by applicable law, regulation or order. In addition, the Trust will not give preference to Bank of America or any of its affiliates, with respect to such transactions or securities. However, the Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain broker/dealers and financial institutions, including, in the case of agency transactions, broker/dealers and financial institutions which are affiliated with Bank of America. To the extent that a Portfolio executes any securities trades with an affiliate of Bank of America, a Portfolio does so in conformity with Rule 17e-1 under the 1940 Act and the procedures that each Portfolio has adopted pursuant to the rule. In this regard, for each transaction, the Board will determine that: (a) the transaction resulted in prices for and execution of securities transactions at least as favorable to the particular Portfolio as those likely to be derived from a non-affiliated qualified broker/dealer; (b) the affiliated broker/dealer charged the Portfolio commission rates consistent with those charged by the affiliated broker/dealer in similar transactions to clients comparable to the Portfolio and that are not affiliated with the broker/dealer in question; and (c) the fees, commissions or other remuneration paid by the Portfolio did not exceed 2% of the sales price of the securities if the sale was effected in connection with a secondary distribution, or 1% of the purchase or sale price of such securities if effected in other than a secondary distribution.

     Certain affiliates of Bank of America Corporation, such as its subsidiary banks, may have deposit, loan or commercial banking relationships with the corporate users of facilities financed by industrial development revenue bonds or private activity bonds purchased by certain of the Portfolios. Bank of America or certain of its affiliates may serve as trustee, custodian, tender agent, guarantor, placement agent, underwriter, or in some other capacity, with respect to certain issues of municipal securities. Under certain circumstances, the Portfolios may purchase municipal securities from a member of an underwriting syndicate in which an affiliate of Bank of America is a member. The Trust has adopted procedures pursuant to Rule 10f-3 under the 1940 Act, and intends to comply with the requirements of Rule 10f-3, in connection with any purchases of municipal securities that may be subject to the Rule.

     Particularly given the breadth of the Adviser's investment management activities, investment decisions for each Portfolio are not always made independently from those for the other Funds, or other investment companies and accounts advised or managed by the Adviser. When a purchase or sale of the same security is made at substantially the same time on behalf of one or more of the Portfolios and another investment portfolio, investment company, or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to each Portfolio and such other investment portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Portfolio or the size of the position obtained or sold by the Portfolio. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Portfolios with those to be sold or purchased for other investment portfolios, investment companies, or accounts in executing transactions.

     AGGREGATE BROKERAGE COMMISSIONS

     The Portfolios are new series and, accordingly, have not yet paid any brokerage commissions.

     BROKERAGE COMMISSIONS PAID TO AFFILIATES

     In certain instances the Portfolios may pay brokerage commissions to broker/dealers that are affiliates of Bank of America. As indicated above, all such transactions involving the payment of brokerage commissions are done in compliance with Rule 17e-1 under the 1940 Act.

     The Portfolios are new series and, accordingly, have not yet paid any brokerage commissions.

     DIRECTED BROKERAGE

     A Portfolio or the Adviser, through an agreement or understanding with a broker/dealer, or otherwise through an internal allocation procedure, may direct, subject to applicable legal requirements, the Portfolio's brokerage transactions to a broker/dealer because of the research services it provides the Portfolio or the Adviser.

     The Portfolios are new series and, accordingly, have not yet paid any brokerage commissions.

     SECURITIES OF REGULAR BROKER/DEALERS

     In certain cases, the Portfolios as part of their principal investment strategy, or otherwise as a permissible investment, will invest in the common stock or debt obligations of the regular broker/dealers that the Adviser uses to transact brokerage for the Columbia Funds Family.

     The Portfolios are new series and, accordingly, have not yet paid any brokerage commissions.

     MONIES PAID BY THE PORTFOLIOS TO INTERMEDIARIES FOR SERVICES THAT TYPICALLY WOULD BE PROVIDED BY THE PORTFOLIOS' TRANSFER AGENT

     The Portfolios may pay significant amounts to third party intermediaries, including Selling or Servicing Agents, or their affiliates, for providing the types of services that would typically be provided directly by the Portfolios' transfer agent. The level of payments made to any intermediary at any given time may vary. A number of factors may be considered in determining payments to an intermediary, including, without limitation, the nature of the services provided (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information, the transmission of shareholder mailings, the generation and transmission of account statements and confirmations, the provision of call center support and/or tax reporting) and the degree to which the services provided may or may not be duplicative of the services provided by the transfer agent.

     The Trust may enter into similar arrangements with other intermediaries or their affiliates from time to time. Therefore, the preceding list may be subject to change.

     MONIES PAID BY THE ADVISER, THE DISTRIBUTOR OR THEIR AFFILIATES TO SELLING AND


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

     SERVICING AGENTS

     The Adviser, the Distributor or their affiliates may from time to time pay significant amounts to Selling or Servicing Agents, or their affiliates, in connection with the servicing of Portfolio shares or customer accounts. These services could include, but are not limited to: establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; and processing and mailing monthly statements, prospectuses, shareholder reports and other SEC required communications.

     The Adviser, the Distributor or their affiliates also may from time to time pay significant amounts to select Selling or Servicing Agents, or their affiliates, as compensation for providing the Portfolios with a higher profile for agents' financial consultants and their customers; placing the Portfolios on the agents' preferred or recommended list or otherwise identifying the Portfolios as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments; granting the Distributor access to the agents' financial consultants in order to promote the Portfolios; promoting the Portfolios in communications with the agents' customers; providing assistance in training and education of the agents' personnel; and generally furnishing marketing support for the sale of Portfolio shares.

     The amount of any payment made to a Selling or Servicing Agent varies. A number of factors may be considered in determining payments to a Selling or Servicing Agent, including, without limitation, asset mix and length of the relationship with the agent, the size of the shareholder/customer base of the agent, the manner in which customers of the agent may make investments in the Portfolios, the nature and scope of services offered by the agent, the costs incurred by the agent in connection with maintaining the infrastructure that is necessary or desirable to support investments in the Portfolios and the efforts of the agent to educate or arrange for the education of its personnel about the Portfolios.

     The Adviser, the Distributor or their affiliates may enter into similar arrangements with other Selling Agents, Servicing Agents or their affiliates from time to time. Therefore, the preceding list may be subject to change.

     Certain of the preceding information is provided in order to satisfy certain requirements of Rule 10b-10 under the 1934 Act, which provides that a broker-dealer must provide information to customers regarding any remuneration that it receives in connection with a sales transaction.

                                  CAPITAL STOCK

     DESCRIPTION OF THE TRUST'S SHARES

     The Portfolios offer Class A Shares, Class C Shares, Class R Shares and Class Z Shares.

     ABOUT THE TRUST'S CAPITAL STOCK

     The Trust's Declaration of Trust permits it to issue an unlimited number of full and fractional shares of beneficial interest of each Portfolio, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that Portfolio without thereby changing the proportionate beneficial interests in that Portfolio and to divide such shares into classes. Each share of a class of a Portfolio represents an equal proportional interest in the Portfolio with each other share in the same class and is entitled to such distributions out of the income earned on the assets belonging to the Portfolio as are declared in the discretion of the Board. However, different share classes of a Portfolio pay different distribution amounts, because each share class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

     Restrictions on Holding or Disposing of Shares. There are no restrictions on the right of shareholders to retain or dispose of the Portfolio's shares, other than the possible future termination of the Portfolio. The Portfolio may be terminated by reorganization into another mutual fund or by liquidation and distribution of the assets of the affected Portfolio. Unless terminated by reorganization or liquidation, the Portfolio will continue indefinitely.


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

     Shareholder Liability. The Trust is organized under Delaware law, which provides that shareholders of a statutory trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of the Portfolio will not be personally liable for payment of the Portfolio's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Portfolio obligation only if the Portfolio itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

     Dividend Rights. The shareholders of a Portfolio are entitled to receive any dividends or other distributions declared for such Portfolio. No shares have priority or preference over any other shares of the same Portfolio with respect to distributions. Distributions will be made from the assets of a Portfolio, and will be paid ratably to all shareholders of the Portfolio (or class) according to the number of shares of such Portfolio (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the same Portfolio based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

     Voting Rights. Shareholders have the power to vote only as expressly granted under the 1940 Act or under Delaware statutory trust law. Shareholders have no independent right to vote on any matter, including the creation, operation, dissolution or termination of the Trust. Shareholders have the right to vote on other matters only as the Board authorizes. Currently, the 1940 Act requires that shareholders have the right to vote, under certain circumstances, to: (i) elect Trustees; (ii) approve investment advisory agreements and principal underwriting agreements; (iii) approve a change in subclassification of a Portfolio; (iv) approve any change in fundamental investment policies; (v) approve a distribution plan under Rule 12b-1 under the 1940 Act; and (vi) to terminate the independent accountant.

     With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a distribution plan applicable to that class. Subject to the foregoing, all shares of the Trust have equal voting rights and will be voted in the aggregate, and not by Portfolio, except where voting by Portfolio is required by law or where the matter involved only affects one Portfolio. For example, a change in the Portfolio's fundamental investment policy affects only one Fund and would be voted upon only by shareholders of the Portfolio involved. Additionally, approval of an Advisory Agreement, since it only affects one Portfolio, is a matter to be determined separately by each Portfolio. Approval by the shareholders of one Portfolio is effective as to that Portfolio whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those Funds. Shareholders are entitled to one vote for each whole share held and a proportional fractional vote for each fractional vote held, on matters on which they are entitled to vote. Portfolio shareholders do not have cumulative voting rights. The Trust is not required to hold, and has no present intention of holding, annual meetings of shareholders.

     Liquidation Rights. In the event of the liquidation or dissolution of the Trust or a Portfolio, shareholders of the Portfolio are entitled to receive the assets attributable to the relevant class of shares of the Portfolio that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Board may determine.

     Preemptive Rights. There are no preemptive rights associated with Portfolio shares.

     Conversion Rights. Shareholders have the right, which is subject to change by the Board, to convert or "exchange" shares of one class for another. Such right is outlined and subject to certain conditions set forth in the Portfolios' prospectuses.

     Redemptions. Each Portfolio's dividend, distribution and redemption policies can be found in its prospectus under the headings "About your investment--Information for investors--Buying, selling and exchanging shares" and "About your investment--Information for investors--Distributions and taxes." However, the Board may suspend the right of shareholders to redeem shares when permitted or required to do so by law, or compel redemptions of shares in certain cases.

     Sinking Portfolio Provisions. The Trust has no sinking fund provisions.

     Calls or Assessment. All Portfolio shares are issued in uncertificated form only, and when issued will be fully paid and non-assessable by the Trust.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

     PURCHASE, REDEMPTION AND EXCHANGE

     An investor may purchase, redeem and exchange shares in the Portfolios utilizing the methods, and subject to the restrictions, described in the Portfolios' prospectuses. The following information supplements that which can be found in the Portfolios' prospectuses.

     Purchases and Redemptions

     The Portfolios have authorized one or more broker-dealers to accept purchase and redemption orders on the Portfolios' behalf. These broker-dealers are authorized to designate other intermediaries to accept purchase and redemption orders on the Portfolios' behalf. A Portfolio will be deemed to have received a purchase or redemption order when an authorized broker-dealer, or, if applicable, a broker-dealer's authorized designee, accepts the order. Customer orders will be priced at the Portfolio's net asset value next computed after they are accepted by an authorized broker-dealer or the broker's authorized designee.

     The Trust may redeem shares involuntarily in order to reimburse the Portfolios for any loss sustained by reason of the failure of a shareholder to make full payment for Investor Shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Investor Shares as provided in the related prospectuses from time to time. The Trust also may make payment for redemptions in readily marketable securities or other property if it is appropriate to do so in light of the Trust's responsibilities under the 1940 Act.

     Under the 1940 Act, the Portfolios may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings;
(c) the SEC has by order permitted such suspension; (d) an emergency exists as determined by the SEC. (The Portfolios may also suspend or postpone the recordation of the transfer of their shares upon the occurrence of any of the foregoing conditions).

     The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, as a result of which a Portfolio is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Portfolio at the beginning of the period.

     Anti-Money Laundering Compliance.

     The Portfolios are required to comply with various anti-money laundering laws and regulations. Consequently, the Portfolios may request additional required information from you to verify your identity. Your application will be rejected if it does not contain your name, social security number, date of birth and permanent street address. If at any time the Portfolios believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Portfolios may choose not to establish a new account or may be required to "freeze" a shareholder's account. The Portfolios also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Portfolios to inform the shareholder that it has taken the actions described above.

     OFFERING PRICE

     The share price of the Portfolios is based on a Portfolio's net asset value per share, which is calculated for each class of shares as of the close of regular trading on the NYSE (which is usually 4:00 p.m. unless the NYSE closes earlier) on each day a Portfolio is open for business, unless a Board determines otherwise.

     The value of a Portfolio's portfolio securities for which a market quotation is available is determined in accordance with the Trust's valuation procedures. In general terms, the valuation procedures provide that domestic exchange traded securities (other than NASDAQ listed equity securities) generally will be valued at their last traded sale prices as reported on the principal exchange where those securities are traded. If no sales of those securities are reported on a particular day on the principal exchange, the securities generally will be valued at the mean between the latest bid and asked prices as reported on the principal exchange where those securities are traded. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange. Securities traded primarily on Nasdaq will generally be valued at the Nasdaq Official Closing Price ("NOCP") (which is the last trade price at or before 4:00:02 p.m. (Eastern
Time) adjusted up to Nasdaq's best bid price if the last trade price is below such bid price and down to Nasdaq's best ask price if the last trade price is above such ask price). If no NOCP is available, the security will generally be valued at the last sale price shown on Nasdaq prior to the calculation of the NAV of the Portfolio. If no sale price is shown on Nasdaq, the latest bid price will be used. If no sale price is shown and no latest bid price is available, the price will be deemed "stale" and the value will be determined in accordance with the Portfolios' fair valuation procedures. Securities traded on a foreign securities exchange will generally be valued at their last traded sale prices on a primary exchange. In the absence of a reported sale on a particular day, the securities will generally be valued at the mean between the latest bid and asked prices.

     Securities not traded upon any exchange will generally be valued at the mean between the latest bid and asked prices based upon quotes furnished by the appropriate market makers. If quoted prices are unavailable or are believed to be inaccurate, market values will generally be determined based on quotes obtained from one or more broker(s) or dealer(s) or based on a price obtained from a reputable independent pricing service.

     Financial futures will generally be valued at the latest reported sales price. Forward foreign currency contracts will generally be valued using market quotations from a widely used quotation system that reflects the current cost of covering or off-setting the contract. Exchange traded options will generally be valued at the latest reported sales price on their exchange. If there is no reported sale on the valuation date, the options will generally be valued at the mean between the latest bid and asked prices.

     Over-the-counter derivatives will generally be valued at fair value in accordance with the Portfolios' fair valuation procedures.

     Repurchase agreements will generally be valued at a price equal to the amount of the cash invested in the repurchase agreement at the time of valuation. The market value of the securities underlying a repurchase agreement will be determined in accordance with the procedures above, as appropriate, for the purpose of determining the adequacy of collateral.

     Shares of open-end investment companies held in a Portfolio's portfolio will generally be valued at the latest net asset value reported by the investment company.

     Debt securities will generally be valued by a pricing service which may employ a matrix or other indications of value, including but not limited to broker quotes, to determine valuations for normal institutional size trading units. The matrix can take into account various factors including, without limitation, bids, yield spreads, and/or other market data and specific security characteristics (e.g., credit quality, maturity and coupon rate). Debt securities for which a pricing service does not furnish valuations and for which market quotations are readily available will generally be valued based on the mean of the latest bid prices obtained from one or more dealers. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost.

     Securities for which market quotations are not readily available for any reason, including that the latest quotation is deemed unreliable or unreasonable, securities and other assets and liabilities are valued at "fair value" as determined in good faith by the Adviser's valuation committee. In general, any one or more of the following factors may be taken into account in determining fair value: the fundamental analytical data relating to the security; the value of other financial instruments, including derivative securities, traded on other markets or among dealers; trading volumes on markets, exchanges, or among dealers; values of baskets of securities traded on other markets; changes in interest rates; observations from financial institutions; government (domestic or foreign) actions or pronouncements; other news events; information as to any transactions or offers with respect to the security; price and extent of public trading in similar securities of the issuer or comparable companies; nature and expected duration of the event, if any, giving rise to the valuation issue; pricing history of the security; the relative size of the position in the portfolio; and other relevant information.

     With respect to securities traded on foreign markets, the following factors also may be relevant: the value of foreign securities traded on other foreign markets; ADR trading; closed-end fund trading; foreign currency exchange activity; and the trading of financial products that are tied to baskets of foreign securities, such as WEBS.

     The Board has determined, and the valuation procedures provide, that in certain circumstances it may be necessary to use an alternative valuation method, such as in-kind redemptions with affiliated benefit plans where the Department of Labor requires that valuation to be done in accordance with Rule 17a-7 of the 1940 Act.

                          INFORMATION CONCERNING TAXES

     The following information supplements and should be read in conjunction with the section in each prospectus entitled "Taxes." The prospectuses generally describe the federal income tax treatment of distributions by the Portfolios. This section of the SAI provides additional information concerning federal income and certain state taxes. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.

     A shareholder's tax treatment may vary depending upon his or her particular situation. This discussion only applies to shareholders holding Portfolio shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Portfolio shares through a tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding Portfolio shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

     The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax matters described below. The IRS could adopt positions contrary to that discussed below and such positions could be sustained. In addition, the foregoing discussion and the discussions in the prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Portfolios. Prospective shareholders are urged to consult with their own tax advisors and financial planners as to the particular federal tax consequences to them of an investment in a Portfolio, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

     QUALIFICATION AS A REGULATED INVESTMENT COMPANY

     The Trust intends to continue to qualify each Portfolio as a "regulated investment company" under Subchapter M of Subtitle A, Chapter 1 of the Code, as long as such qualification is in the best interests of the Portfolio's shareholders. Each Portfolio will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Portfolio, rather than to the Trust as a whole. Furthermore, each Portfolio will separately determine its income, gains, losses and expenses for federal income tax purposes.

     In order to qualify as a regulated investment company under the Code, each Portfolio must, among other things, derive at least 90% of its gross income each taxable year generally from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts). Pursuant to future regulations, the IRS may limit qualifying income from foreign currency gains that are directly related to a Portfolio's principal business of investing in stock or securities or options and futures with respect to stock or securities. Each Portfolio must also diversify its holdings so that, at the end of each quarter of the taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed the greater of 5% of the value of the Portfolio's total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Portfolio's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)) or the securities of two or more issuers the Portfolio controls and which are engaged in the same, similar or related trades or businesses. The qualifying income and diversification requirements applicable to a Portfolio may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

     In addition, each Portfolio generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss and at least 90% of its net tax-exempt interest income earned in each taxable year. If a Portfolio meets all of the regulated investment company requirements, it generally will not be subject to federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Portfolio generally must make the distributions in the same year that it realizes the income and gain. However, in certain circumstances, a Portfolio may make the distributions in the following taxable year. Furthermore, if a Portfolio declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Portfolio and its shareholders will be treated as if the Portfolio paid the distribution by December 31 of the first taxable year. Each Portfolio intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Portfolio-level federal income taxation of such income and gain. However, no assurance can be given that a Portfolio will not be subject to federal income taxation.

     If, for any taxable year, a Portfolio fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirements, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Portfolio's current and accumulated earnings and profits (including any distributions of net tax-exempt income and net long-term capital gains) to its shareholders will be taxable as dividend income. To qualify again to be taxed as a regulated investment company in a subsequent year, the Portfolio may be required to distribute to its shareholders its earnings and profits attributable to non-regulated investment company years reduced by an interest charge on 50% of such earnings and profits payable by the Portfolio to the IRS. In addition, if the Portfolio failed to qualify as a regulated investment company for a period greater than two taxable years, the Portfolio may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Portfolio had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

     EXCISE TAX

     A 4% nondeductible excise tax will be imposed on each Portfolio's net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it fails to distribute by December 31 of each calendar year at least 98% of its ordinary income (excluding capital gains and losses), at least 98% of its net capital gain (adjusted for ordinary losses) for the 12 month period ending on October 31 of that year, and all of its ordinary income and net capital gain from previous years that were not distributed during such years. Each Portfolio intends to actually or be deemed to distribute substantially all of its net income and gain, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Portfolio will not be subject to the excise tax.

     CAPITAL LOSS CARRY-FORWARDS

     A Portfolio is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Portfolio's capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Portfolio-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Portfolios do not expect to distribute such capital gains. The Portfolios cannot carry back or carry forward any net operating losses.

     If a Portfolio engages in a reorganization, either as an acquiring fund or acquired fund, its own capital loss carryforwards and the use of its unrealized losses against future realized gains, or such losses of other funds participating in the reorganization, may be subject to severe limitations that could make such losses substantially unusable. The Funds have engaged in reorganizations or may engage in reorganizations in the future.

     EQUALIZATION ACCOUNTING

     A Portfolio may use the so-called "equalization method" of accounting to allocate a portion of its "earnings and profits," which generally equals a Portfolio's undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Portfolio to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Portfolio's total returns, it may reduce the amount that the Portfolio would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of Portfolio shares on Portfolio distributions to shareholders. However, the IRS may not have expressly sanctioned the equalization accounting method used by the Portfolios, and thus the use of this method may be subject to IRS scrutiny.

     TAXATION OF PORTFOLIO INVESTMENTS

     In general, realized gains or losses on the sale of an Underlying Fund's securities will be treated as capital gains or losses, and long-term capital gains or losses if the Underlying Fund has held the disposed securities for more than one year at the time of disposition.

     If an Underlying Fund purchases a debt obligation with original issue discount, generally at a price less than its principal amount ("OID"), such as a zero-coupon bond, the Underlying Fund may be required to annually include in its distributable income a portion of the OID as ordinary income, even though the Underlying Fund will not receive cash payments for such discount until maturity or disposition of the obligation. In general, inflation-protection bonds can be expected to produce OID as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. Gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by an Underlying Fund at a market discount, generally at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Underlying Fund held the debt obligation. An Underlying Fund generally will be required to make distributions to shareholders representing the OID on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Underlying Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by an Underlying Fund which the Underlying Fund otherwise might have continued to hold.

     If an option granted by an Underlying Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Underlying Fund of the option from its holder, the Underlying Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Underlying Fund in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by an Underlying Fund pursuant to the exercise of a call option granted by it, the Underlying Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by an Underlying Fund pursuant to the exercise of a put option written by it, the Underlying Fund will subtract the premium received from its cost basis in the securities purchased.

     Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by an Underlying Fund will be deemed "Section 1256 contracts." An Underlying Fund will be required to "mark to market" any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. These provisions may require an Underlying Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the "60%/40%" rule and may require the Underlying Fund to defer the recognition of losses on certain future contracts, foreign currency contracts, and non-equity options.

     Foreign exchange gains and losses realized by an Underlying Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Underlying Fund's income. Under future Treasury Regulations, any such transactions that are not directly related to a Underlying Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Underlying Fund to satisfy the 90% income test described above. If the net foreign exchange loss exceeds an Underlying Fund's net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be deductible by the Underlying Fund or its shareholders in future years.

     Offsetting positions held by an Underlying Fund involving certain financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If an Underlying Fund is treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forward, or option contracts comprising a part of such straddles are governed by Section 1256 of the Code, described above. An Underlying Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to an Underlying Fund may differ. Generally, to the extent the straddle rules apply to positions established by an Underlying Fund, losses realized by the Underlying Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income. Further, the Underlying Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character of gains and losses, defer losses, and/or accelerate the recognition of gains or losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to if an Underlying Fund had not engaged in such transactions.

     If an Underlying Fund enters into a "constructive sale" of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Underlying Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when an Underlying Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon an Underlying Fund's holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon an Underlying Fund's holding period in the property and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of the Underlying Fund's taxable year and the Underlying Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed.

     The amount of long-term capital gain an Underlying Fund may recognize from derivative transactions is limited with respect to certain pass-through entities. The amount of long-term capital gain is limited to the amount of such gain an Underlying Fund would have had if the Underlying Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

     "Passive foreign investment corporations" ("PFICs") are generally defined as foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income. If an Underlying Fund acquires any equity interest (which generally includes not only stock but also an option to acquire stock such as is inherent in a convertible bond under proposed Treasury Regulations) in a PFIC, the

Underlying Fund could be subject to federal income tax and IRS interest charges on "excess distributions" received from the PFIC or on gain from the sale of stock in the PFIC, even if all income or gain actually received by the Underlying Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions would have been classified as capital gain.

     An Underlying Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require an Underlying Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Underlying Funds may limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments. Because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, however, an Underlying Fund may incur the tax and interest charges described above in some instances.

     Rules governing the federal income tax aspects of derivatives are in a developing stage and are not entirely clear in certain respects, particularly in light of a recent IRS revenue ruling that held that income from a derivative contract with respect to a commodity index is not qualifying income. Accordingly, while each Portfolio intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Portfolio as a regulated investment company might be jeopardized. The Portfolios intend to monitor developments in this area. Certain requirements that must be met under the Code in order for each Portfolio to qualify as a regulated investment company may limit the extent to which a Portfolio will be able to engage in swap agreements.

     In addition to the investments described above, prospective shareholders should be aware that other investments made by the Underlying Funds may involve sophisticated tax rules that may result in income or gain recognition by the Portfolios without corresponding current cash receipts. Although the Portfolios seek to avoid significant noncash income, such noncash income could be recognized by the Underlying Funds, in which case the Underlying Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Underlying Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements. In addition, payments received by the Underlying Funds in connection with securities lending and repurchase agreements will not qualify for reductions in individual federal income tax on certain dividends and so may be taxable as ordinary income.

     TAXATION OF DISTRIBUTIONS

     For federal income tax purposes, a Portfolio's earnings and profits, described above, are determined at the end of the Portfolio's taxable year and are allocated pro rata over the entire year. Except for exempt-interest distributions paid out by the Tax-Exempt Portfolios, discussed below, all distributions paid out of a Portfolio's earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Portfolio, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. For federal income tax purposes, a Portfolio's earnings and profits, described above, are determined at the end of the Portfolio's taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Portfolio's current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in his or her Portfolio shares and then capital gain. A Portfolio may make distributions in excess of its earnings and profits to a limited extent, from time to time.

     Distributions designated by a Portfolio as capital gain distributions will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Portfolio's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Portfolio shares, but are not eligible for the dividends-received deduction for corporations. Each Portfolio will designate capital gain distributions, if any, in a written notice mailed by the Portfolio to its shareholders not later than 60 days after the close of the Portfolio's taxable year.

     Some states will not tax distributions made to individual shareholders that are attributable to interest a Portfolio earned on direct obligations of the U.S. Government if the Portfolio meets the state's minimum investment or reporting requirements, if any. Investments in Government National Mortgage Association ("Ginnie Mae") or

Federal National Mortgage Association ("Fannie Mae") securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

     SALES AND EXCHANGES OF PORTFOLIO SHARES

     If a shareholder sells or exchanges Portfolio shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Portfolio or a different regulated investment company, the sales charge previously incurred in acquiring the Portfolio's shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Portfolio shares, the loss may be disallowed under "wash sale" rules to the extent that the shares disposed of are replaced with other shares of the same Portfolio within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

     If a shareholder receives a capital gain distribution with respect to any Portfolio share and such Portfolio share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Portfolio share will be treated as a long-term capital loss to the extent of the capital gain distribution. In addition, if a shareholder holds Portfolio shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest distributions (defined below) received with respect to the shares. The Treasury Department is authorized to issue regulations reducing the six months holding requirement to a period of not less than the greater of 31 days or the period between regular distributions where a Portfolio regularly distributes at least 90% of its net tax-exempt interest, if any. No such regulations have been issued as of the date of this SAI. These loss disallowance rules do not apply to losses realized under a periodic redemption plan.

     FEDERAL INCOME TAX RATES

     As of the printing of this SAI, the maximum stated federal income tax rate applicable to individuals generally is 35% for ordinary income and 15% for net capital gain.

     Current federal income tax law also provides for a maximum individual federal income tax rate applicable to "qualified dividend income" equal to the highest net long-term capital gains rate, which generally is 15%. In general, "qualified dividend income" is income attributable to dividends received from certain domestic and foreign corporations on or after January 1, 2003, as long as certain holding period requirements are met and the dividends are attributable to qualified dividends received by the Portfolio itself. If 95% or more of a Portfolio's gross income constitutes qualified dividend income, all of its distributions generally will be treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Portfolio shares for at least 61 days during the 121-day period beginning 60 days before the Portfolio's ex-dividend date. If less than 95% of the Portfolio's income is attributable to qualified dividend income, then only the portion of the Portfolio's distributions that are attributable to and designated as such in a timely manner will be so treated in the hands of individual shareholders. Only dividends from direct investments will qualify. Payments received by the Portfolio from securities lending, repurchase and other derivative transactions ordinarily will not. The rules attributable to the qualification of Portfolio distributions as qualified dividend income are complex, including the holding period requirements. Individual Portfolio shareholders therefore are urged to consult their own tax advisors and financial planners.

     The maximum stated corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various "sunset" provisions of laws enacted in 2001 and 2003.

     BACKUP WITHHOLDING

     The Trust may be required to withhold, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Portfolio shareholder if the shareholder fails to furnish the Portfolio with a correct "taxpayer identification number" ("TIN"), generally the shareholder's social security or employer identification number, if (when required to do so) the shareholder fails to certify under penalty of perjury that the TIN provided is correct and that the shareholder is not subject to backup withholding, or if the IRS notifies the Portfolio that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. This backup withholding is not an additional tax imposed on the shareholder. If backup withholding provisions are applicable, any distributions or proceeds, whether paid in cash or received in additional shares, will be reduced by the amounts required to be withheld. The shareholder may credit the amounts required to be withheld as a credit against his or her federal income tax liability, provided that the required information is furnished to the IRS. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to increase in future years under "sunset" provisions of law enacted in 2001.

     TAX-DEFERRED PLANS

     The shares of the Portfolios may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Portfolio shares through such plans and/or accounts.

     CORPORATE SHAREHOLDERS

     Subject to limitation and other rules, a corporate shareholder of a Portfolio may be eligible for the dividends-received deduction on Portfolio distributions attributable to dividends received by the Portfolio attributable to domestic corporations if the corporate shareholder would qualify for such a deduction if the Portfolio were not a regulated investment company. The dividends-received deduction may be subject to certain reductions, and a distribution by a Portfolio attributable to dividends of a domestic corporation will only be eligible for the deduction if certain holding period requirements are met. These requirements are complex, and, therefore, corporate shareholders of the Portfolios are urged to consult their own tax advisors and financial planners.

     FOREIGN SHAREHOLDERS

     With respect to taxable years beginning on or after January 1, 2005 and before January 1, 2008, distributions designated by a Portfolio as "interest-related distributions" generally attributable to the Portfolio's net interest income earned on certain debt obligations paid to a nonresident alien individual, a foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), a foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source) or a foreign corporation (each, a "foreign shareholder") generally will be exempt from federal income tax withholding tax, provided the Portfolio obtains a properly completed and signed certificate of foreign status from such foreign shareholder ("exempt foreign shareholder"). In order to qualify as an interest-related distribution, the Portfolio must designate a distribution as such not later than 60 days after the close of the Portfolio's taxable year, although the Portfolios provide no assurance they will make any such designations. Distributions made to exempt foreign shareholders attributable to net investment income from other sources, such as dividends received by a Portfolio, generally will be subject to non-refundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). However, this tax generally will not apply to exempt-interest distributions from a Portfolio, described below. Also, notwithstanding the foregoing, if a distribution described above is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the recipient foreign shareholder, federal income tax withholding and exemptions attributable to foreign persons will not apply and the distribution will be subject to the tax, reporting and withholding requirements generally applicable to U.S. persons.

     In general, a foreign shareholder's capital gains realized on the disposition of Portfolio shares, capital gain distributions and, with respect to taxable years of a Portfolio beginning on or after January 1, 2005 and before January 1, 2008, "short-term capital gain distributions" (defined below) are not subject to federal income tax withholding, provided that the Portfolio obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) with respect to taxable years of a Portfolio beginning on or after January 1, 2005, and before January 1, 2008, such gains or distributions are attributable to gain from the sale or exchange of a U.S. real property interest. If such gains or distributions are effectively connected with a U.S. trade or business or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an income tax treaty, the tax, reporting and withholding requirements applicable to U.S. persons generally will apply to the foreign shareholder. If such gains or distributions are not effectively connected for this purpose, but the foreign shareholder meets the requirements of clause (ii) described above, such gains and distributions will be subject to U.S. federal income tax withholding tax at a 30% rate (or such lower rate provided under an applicable income tax treaty). Gains or distributions attributable to gain from sales or exchanges of U.S. real property interests are taxed to a foreign shareholder as if that gain were effectively connected with the shareholder's conduct of a U.S. trade or business, and therefore such gains or distributions may be required to be reported by a foreign shareholder on a U.S. federal income tax return. Such gains or distributions also will be subject to U.S. income tax at the rates applicable to U.S. holders and/or may be subject to federal income tax withholding. While the Portfolios do not expect Portfolio shares to constitute U.S. real property interests, a portion of a Portfolio's distributions may be attributable to gain from the sale or exchange of U.S. real property interests. Foreign shareholders should contact their tax advisors and financial planners regarding the tax consequences to them of such distributions. "Short-term capital gain distributions" are distributions designated as such from a Portfolio in a written notice mailed by the Portfolio to its shareholders not later than 60 days after the close of the Portfolio's taxable year generally attributable to its net short-term capital gain.

     Even if permitted to do so, the Portfolios provide no assurance that they will designate any distributions as interest-related distributions or short-term capital gain distributions. Even if a Portfolio makes such designations, if you hold Portfolio shares through an intermediary, no assurance can be made that your intermediary will respect such designations.

     If a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the U.S. at the time of the shareholder's death, Portfolio shares will be deemed property situated in the U.S. and will be subject to federal estate taxes (at graduated rates of 18% to 55% of the total value, less allowable deductions and credits). Under recently enacted tax legislation, with respect to estates of decedents dying after December 31, 2004, and before January 1, 2008, if a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the United States at the time of the shareholder's death, Portfolio shares will not be deemed property situated in the United States in the proportion that, at the end of the quarter of the Portfolio's taxable year immediately preceding the shareholder's date of death, the assets of the Portfolio that were "qualifying assets" (i.e., bank deposits, debt obligations or property not within the United States) with respect to the decedent bore to the total assets of the Portfolio. In general, no federal gift tax will be imposed on gifts of Portfolio shares made by foreign shareholders.

     The availability of reduced U.S. taxes pursuant to the 1972 Convention or the applicable estate tax convention depends upon compliance with established procedures for claiming the benefits thereof, and may, under certain circumstances, depend upon the foreign shareholder making a satisfactory demonstration to U.S. tax authorities that the shareholder qualifies as a foreign person under federal income tax laws and the 1972 Convention.

     Special rules apply to foreign partnerships and those holding Portfolio shares through foreign partnerships.

                      UNDERWRITER COMPENSATION AND PAYMENTS

     CMD is the principal underwriter and Distributor of the shares of the Portfolios. Its address is: One Financial Center, Boston, Massachusetts 02111-2621.

     Pursuant to a Distribution Agreement, the Distributor, as agent, sells shares of the Portfolios on a continuous basis and transmits purchase and redemption orders that it receives to the Trust or the Transfer Agent. Additionally, the Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares and to undertake advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances those activities which are primarily intended to result in the sale of shares of the Portfolios, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be reimbursed for all or a portion of such expenses to the extent permitted by a Distribution Plan adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act.

     The Distribution Agreement became effective with respect to a Portfolio after approved by its Board, and continues from year to year, provided that such continuation of the Distribution Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Distribution Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Portfolio at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Portfolio) or by CMA or the Distributor on 60 days' written notice.

     The Portfolios are new series and, accordingly, have not yet paid any underwriter compensation.

                        ADVERTISING PORTFOLIO PERFORMANCE

     Performance information for the Portfolios may be obtained by calling the phone number on the front cover of this SAI (for institutional investors only) or by visiting www.columbiafunds.com. From time to time, the performance of a Portfolio's shares may be quoted in advertisements, shareholder reports, and other communications to shareholders. Quotations of yield and total return reflect only the performance of a hypothetical investment in a Portfolio or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Portfolio's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     Standardized performance for the Portfolios, i.e., that required in both form and content by Form N-1A, is either shown below or incorporated by reference from the Portfolios' Annual Reports, and may be advertised by the Portfolios. The main purpose of standardized performance is to allow an investor to review the performance of a Portfolio's class of shares and compare such performance with that of investment alternatives, including other mutual funds.

     Non-standardized performance also may be advertised by the Portfolios. One purpose of providing non-standardized performance to an investor is to give that investor a different performance perspective that may not be captured by standardized performance. The non-standardized performance of a Portfolio's class of shares, however, may not be directly comparable to the performance of investment alternatives because of differences in specific variables (such as the length of time over which performance is shown and the exclusion of certain charges or expenses) and methods used to value portfolio securities, compute expenses and calculate performance. Non-standardized performance may include, but is not limited to, performance for non-standardized periods, including year-to-date and other periods less than a year, performance not reflecting the deduction of certain charges, fees and/or expenses, and performance reflecting the deduction of applicable state or federal taxes, or so-called "after-tax performance" After-tax returns are generally calculated using the same methodology as that used in calculating total return, except that such after-tax returns reflect the deduction of taxes according to applicable federal income and capital gain tax rates attributable to dividends, distributions and an investor's redemptions. Of course, after-tax returns for individual investors will vary as the tax rates applicable to such investors vary. In addition, the Portfolios may also advertise their tax efficiency ratios and compare those ratios with other mutual funds. A tax efficiency ratio is intended to let an investor know how tax efficient a Portfolio has been over a period of time, and is typically related to its portfolio turnover rate. That is, an investor could expect that the higher a Portfolio's portfolio turnover rate, the greater the percentage of gains realized and the lower the level of tax efficiency over a given period of time.

     In general, comparisons to other mutual funds or investment alternatives may be useful to investors who wish to compare past performance of the Portfolios or a class with that of competitors. Of course, past performance is not a guarantee of future results.

     Each Portfolio may quote information obtained from the Investment Company Institute, national financial publications, trade journals, industry sources and other periodicals in its advertising and sales literature. In addition, the Portfolios also may compare the performance and yield of a class or series of shares to those of other mutual funds with similar investment objectives and to other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance and yield of a class of shares in a Portfolio may be compared to data prepared by Lipper Analytical Services, Inc. Performance and yield data as reported in national financial publications such as Money Magazine,

Forbes, Barron's, The Wall Street Journal, and The New York Times, or in publications of a local or regional nature, also may be used in comparing the performance of a class of shares in a Portfolio.

     The Portfolios also may use the following information in advertisements and other types of literature: (i) the Consumer Price Index may be used, for example, to assess the real rate of return from an investment in a Portfolio;
(ii) other government statistics, including, but not limited to, The Survey of Current Business, may be used, among other things, to illustrate investment attributes of a Portfolio or the general economic, business, investment, or financial environment in which a Portfolio operates; (iii) the effect of tax-deferred compounding on the investment returns of a Portfolio, or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in a Portfolio (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return, among other things, on a taxable basis; and (iv) the sectors or industries in which a Portfolio invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate a Portfolio's historical performance or current or potential value with respect to the particular industry or sector. In addition, the performance of a Portfolio's class of shares may be compared to the S&P 500, the Dow Jones Industrial Average, a recognized index of common stocks of 30 industrial companies listed on the NYSE, the Europe, Far East and Australia Index, a recognized index of international stocks, or any similar recognized index. The performance of a Portfolio's class of shares also may be compared to a customized composite index.

     In addition, the Portfolios also may use, in advertisements and other types of literature, information and statements: (1) showing that although bank savings accounts may offer a guaranteed return of principal and a fixed rate of interest, they offer no opportunity for capital growth; and (2) describing Bank of America, and its affiliates and predecessors, as one of the first investment managers to use asset allocation and index strategies in managing and advising accounts. The Portfolios also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day."

     The Portfolios also may discuss in advertising and other types of literature that a Portfolio has been assigned a rating by an NRSRO, such as S&P. Such rating would assess the creditworthiness of the investments held by the Portfolio. The assigned rating would not be a recommendation to buy, sell or hold the Portfolio's shares since the rating would not comment on the market price of the Portfolio's shares or the suitability of the Portfolio for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Portfolio or its investments. The Portfolios may compare a Portfolio's performance with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare the Portfolio's past performance with other rated investments.

     The Portfolios also may disclose in sales literature the distribution rate on the shares of a Portfolio. Distribution rate, which may be annualized, is the amount determined by dividing the dollar amount per share of the most recent dividend by the most recent net asset value or maximum offering price per share as of a date specified in the sales literature. Distribution rate will be accompanied by the standard 30-day yield as required by the SEC.

     In addition, certain potential benefits of investing in global securities markets may be discussed in promotional materials. Such benefits include, but are not limited to: a) the expanded opportunities for investment in securities markets outside the U.S.; b) the growth of securities markets outside the U.S. vis-a-vis U.S. markets; c) the relative return associated with foreign securities markets vis-a-vis U.S. markets; and d) a reduced risk of portfolio volatility resulting from a diversified securities portfolio consisting of both U.S. and foreign securities.

     Ibbotson Associates of Chicago, Illinois, and other companies provide historical returns of the capital markets in the United States. The Portfolios may compare the performance of their share classes or series to the long-term performance of the U.S. capital markets in order to demonstrate general long-term risk versus reward investment scenarios. Performance comparisons could also include the value of a hypothetical investment in common stocks, long-term bonds or treasuries.

     YIELD CALCULATIONS

     Yield is calculated separately for the Class Z Shares, Class A Shares, Class C Shares and Class R Shares of a Portfolio by dividing the net investment income per share for a particular class or series of shares (as described below) earned during a 30-day period by the maximum offering price per share on the last day of the period (for Class Z Shares, maximum offering price per share is the same as the net asset value per share) and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. For a class or series of shares in a Portfolio, net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                          Yield = 2 [(a-b + 1)(6) - 1]
                                      ---
                                       cd

Where:    a = dividends and interest earned during the period.

          b = expenses accrued for the period (net of reimbursements).

          c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

          d = maximum offering price per share on the last day of the period
              (for Class Z Shares, this is equivalent to net asset value per share).

     For the purpose of determining net investment income earned during the period (variable- "a" in the formula), dividend income on equity securities held by a Portfolio is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the portfolio. Each Portfolio calculates interest earned on any debt obligations held in its portfolio by computing the yield to maturity of each obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations. The Municipal Bond Funds calculate interest gained on tax-exempt obligations issued without original issue discount and having a current market discount by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount, where the discount based on the current market value exceeds the then-remaining portion of original issue discount, the yield to maturity is the imputed rate based on the original issue discount calculation. Conversely, where the discount based on the current market value is less than the remaining portion of the original issue discount, the yield to maturity is based on the market value.

     Expenses accrued for the period (variable "b" in the formula) include recurring fees charged by Columbia Funds to shareholder accounts in proportion to the length of the base period. Undeclared earned income will be subtracted from the maximum offering price per share (which for Class Z Shares is net asset value per share) (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a distribution, but is reasonably expected to be and is declared as a distribution shortly thereafter. A Portfolio's maximum offering price per share for purposes of the formula includes the maximum sales charge, if any, imposed by the Portfolio, as reflected in the Portfolio's prospectus.

     The tax brackets and the related yield calculations are based on the 2000 Federal and applicable state tax rates and assume a Federal tax benefit for the state and local taxes. Note the highest 2000 marginal Federal tax rate may be higher than 36% due to the phase-out of allowable itemized deductions and personal exemptions for certain taxpayers. This schedule does not take into account the 38.6% Federal tax rate applied to taxable income in excess of $283,150.

     TOTAL RETURN CALCULATIONS

     Total return measures both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of the underlying investments in a Portfolio. The Portfolios' average annual and cumulative total return figures are computed in accordance with the standardized methods prescribed by the SEC. Average annual total return figures are computed by determining the average annual compounded rates of return over the periods indicated in the advertisement, sales literature or shareholders' report that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                P(1 + T)(n) = ERV

Where:   P   = a hypothetical initial payment of $1,000

         T   = average annual total return

         n   = number of years

         ERV = ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of such period.

     This calculation (i) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates, and (ii) deducts (a) the maximum sales charge from the hypothetical initial $1,000 investment, and
(b) all recurring fees, such as advisory and administrative fees, charged as expenses to all shareholder accounts.

     CUMULATIVE RETURN

     Cumulative total return is based on the overall percentage change in value of a hypothetical investment in the Portfolio, assuming all Portfolio dividends and capital gain distributions are reinvested, without reflecting the effect of any sales charge that would be paid by an investor, and is not annualized.

     Cumulative total return is computed by finding the cumulative compounded rate of return over the period indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  CTR = (ERV-P) 100
                         -----
                           P

Where:   CTR = Cumulative total return

         ERV = ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of such period

         P   = initial payment of $1,000.

This calculation (i) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates, and (ii) deducts (a) the maximum sales charge from the hypothetical initial $1,000 investment, and (b) all recurring fees, such as advisory and administrative fees, charged as expenses to all shareholder accounts.

     AFTER-TAX RETURN CALCULATIONS

     As and to the extent required by the SEC, the Portfolio's average annual total returns (after taxes on distributions and redemption) ("T") is computed by using the redeemable value at the end of a specified period, after deducting taxes on Portfolio distributions and redemption of Portfolio shares ("ATVDR"), of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)n=ATVDR.

     After tax returns for the Portfolios have been incorporated by reference from the Portfolios' prospectuses, and may be advertised by the Portfolios.

                      STATEMENTS OF ASSETS AND LIABILITIES

     The Statements of Assets and Liabilities at May 31, 2006 for the Portfolios, as described in the Report of Independent Registered Public Accounting Firm, have been audited by PricewaterhouseCoopers LLP.

     REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Trustees of Banc of America Funds Trust:

In our opinion, the accompanying statements of assets and liabilities present fairly, in all material respects, the financial position of Banc of America Retirement 2005 Portfolio, Banc of America Retirement 2010 Portfolio, Banc of America Retirement 2015 Portfolio, Banc of America Retirement 2020 Portfolio, Banc of America Retirement 2025 Portfolio, Banc of America Retirement 2030 Portfolio, Banc of America Retirement 2035 Portfolio and Banc of America Retirement 2040 Portfolio (constituting Banc of America Funds Trust, hereafter collectively referred to as the "Funds") at May 31, 2006, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
June 7, 2006

Banc of America Funds Trust
Banc of America Retirement 2005 Portfolio

Statement of Assets and Liabilities
   May 31, 2006

Assets:
Cash .................................................................   $40,000
                                                                         -------
      Total assets ...................................................   $40,000
                                                                         -------
Net Assets ...........................................................   $40,000
                                                                         =======
Class A shares:
   Net Assets ........................................................   $10,000
   Shares outstanding ................................................     1,000
   Net asset value and offering price per share (a) ..................   $ 10.00
Class C shares:
   Net Assets ........................................................   $10,000
   Shares outstanding ................................................     1,000
   Net asset value and offering price per share (a) ..................   $ 10.00
Class R shares:
   Net Assets ........................................................   $10,000
   Shares outstanding ................................................     1,000
   Net asset value, offering and redemption price per share ..........   $ 10.00
Class Z shares:
   Net Assets ........................................................   $10,000
   Shares outstanding ................................................     1,000
   Net asset value, offering and redemption price per share ..........   $ 10.00

(a) Under certain conditions described more fully in the prospectus, redemption proceeds may be reduced by deferred sales charges.

     See accompanying notes to financial statements

Banc of America Funds Trust
Banc of America Retirement 2010 Portfolio

Statement of Assets and Liabilities
   May 31, 2006

Assets:
Cash .................................................................   $40,000
                                                                         -------
      Total assets ...................................................   $40,000
                                                                         -------
Net Assets ...........................................................   $40,000
                                                                         =======
Class A shares:
   Net Assets ........................................................   $10,000
   Shares outstanding ................................................     1,000
   Net asset value and offering price per share (a) ..................   $ 10.00
Class C shares:
   Net Assets ........................................................   $10,000
   Shares outstanding ................................................     1,000
   Net asset value and offering price per share (a) ..................   $ 10.00
Class R shares:
   Net Assets ........................................................   $10,000
   Shares outstanding ................................................     1,000
   Net asset value, offering and redemption price per share ..........   $ 10.00
Class Z shares:
   Net Assets ........................................................   $10,000
   Shares outstanding ................................................     1,000
   Net asset value, offering and redemption price per share ..........   $ 10.00

(a) Under certain conditions described more fully in the prospectus, redemption proceeds may be reduced by deferred sales charges.

     See accompanying notes to financial statements

Banc of America Funds Trust
Banc of America Retirement 2015 Portfolio

Statement of Assets and Liabilities
   May 31, 2006

Assets:
Cash .................................................................   $40,000
                                                                         -------
      Total assets ...................................................   $40,000
                                                                         -------
Net Assets ...........................................................   $40,000
                                                                         =======
Class A shares:
   Net Assets ........................................................   $10,000
   Shares outstanding ................................................     1,000
   Net asset value and offering price per share (a) ..................   $ 10.00
Class C shares:
   Net Assets ........................................................   $10,000
   Shares outstanding ................................................     1,000
   Net asset value and offering price per share (a) ..................   $ 10.00
Class R shares:
   Net Assets ........................................................   $10,000
   Shares outstanding ................................................     1,000
   Net asset value, offering and redemption price per share ..........   $ 10.00
Class Z shares:
   Net Assets ........................................................   $10,000
   Shares outstanding ................................................     1,000
   Net asset value, offering and redemption price per share ..........   $ 10.00

(a) Under certain conditions described more fully in the prospectus, redemption proceeds may be reduced by deferred sales charges.

     See accompanying notes to financial statements

Banc of America Funds Trust
Banc of America Retirement 2020 Portfolio

Statement of Assets and Liabilities
   May 31, 2006

Assets:
Cash .................................................................   $40,000
                                                                         -------
      Total assets ...................................................   $40,000
                                                                         -------
Net Assets ...........................................................   $40,000
                                                                         =======
Class A shares:
   Net Assets ........................................................   $10,000
   Shares outstanding ................................................     1,000
   Net asset value and offering price per share (a) ..................   $ 10.00
Class C shares:
   Net Assets ........................................................   $10,000
   Shares outstanding ................................................     1,000
   Net asset value and offering price per share (a) ..................   $ 10.00
Class R shares:
   Net Assets ........................................................   $10,000
   Shares outstanding ................................................     1,000
   Net asset value, offering and redemption price per share ..........   $ 10.00
Class Z shares:
   Net Assets ........................................................   $10,000
   Shares outstanding ................................................     1,000
   Net asset value, offering and redemption price per share ..........   $ 10.00

(a) Under certain conditions described more fully in the prospectus, redemption proceeds may be reduced by deferred sales charges.

     See accompanying notes to financial statements

Banc of America Funds Trust
Banc of America Retirement 2025 Portfolio

Statement of Assets and Liabilities
   May 31, 2006

Assets:
Cash .................................................................   $40,000
                                                                         -------
      Total assets ...................................................   $40,000
                                                                         -------
Net Assets ...........................................................   $40,000
                                                                         =======
Class A shares:
   Net Assets ........................................................   $10,000
   Shares outstanding ................................................     1,000
   Net asset value and offering price per share (a) ..................   $ 10.00
Class C shares:
   Net Assets ........................................................   $10,000
   Shares outstanding ................................................     1,000
   Net asset value and offering price per share (a) ..................   $ 10.00
Class R shares:
   Net Assets ........................................................   $10,000
   Shares outstanding ................................................     1,000
   Net asset value, offering and redemption price per share ..........   $ 10.00
Class Z shares:
   Net Assets ........................................................   $10,000
   Shares outstanding ................................................     1,000
   Net asset value, offering and redemption price per share ..........   $ 10.00

(a) Under certain conditions described more fully in the prospectus, redemption proceeds may be reduced by deferred sales charges.

     See accompanying notes to financial statements

Banc of America Funds Trust
Banc of America Retirement 2030 Portfolio

Statement of Assets and Liabilities
   May 31, 2006

Assets:
Cash .................................................................   $40,000
                                                                         -------
      Total assets ...................................................   $40,000
                                                                         -------
Net Assets ...........................................................   $40,000
                                                                         =======
Class A shares:
   Net Assets ........................................................   $10,000
   Shares outstanding ................................................     1,000
   Net asset value and offering price per share (a) ..................   $ 10.00
Class C shares:
   Net Assets ........................................................   $10,000
   Shares outstanding ................................................     1,000
   Net asset value and offering price per share (a) ..................   $ 10.00
Class R shares:
   Net Assets ........................................................   $10,000
   Shares outstanding ................................................     1,000
   Net asset value, offering and redemption price per share ..........   $ 10.00
Class Z shares:
   Net Assets ........................................................   $10,000
   Shares outstanding ................................................     1,000
   Net asset value, offering and redemption price per share ..........   $ 10.00

(a) Under certain conditions described more fully in the prospectus, redemption proceeds may be reduced by deferred sales charges.

     See accompanying notes to financial statements

Banc of America Funds Trust
Banc of America Retirement 2035 Portfolio

Statement of Assets and Liabilities
   May 31, 2006

Assets:
Cash..................................................................   $40,000
                                                                         -------
      Total assets....................................................   $40,000
                                                                         -------
Net Assets............................................................   $40,000
                                                                         =======
Class A shares:
   Net Assets.........................................................   $10,000
   Shares outstanding.................................................     1,000
   Net asset value and offering price per share (a)...................   $ 10.00
Class C shares:
   Net Assets.........................................................   $10,000
   Shares outstanding.................................................     1,000
   Net asset value and offering price per share (a)...................   $ 10.00
Class R shares:
   Net Assets.........................................................   $10,000
   Shares outstanding.................................................     1,000
   Net asset value, offering and redemption price per share...........   $ 10.00
Class Z shares:
   Net Assets.........................................................   $10,000
   Shares outstanding.................................................     1,000
   Net asset value, offering and redemption price per share...........   $ 10.00

(a) Under certain conditions described more fully in the prospectus, redemption proceeds may be reduced by deferred sales charges.

     See accompanying notes to financial statements

Banc of America Funds Trust
Banc of America Retirement 2040 Portfolio

Statement of Assets and Liabilities
   May 31, 2006

Assets:
Cash..................................................................   $40,000
                                                                         -------
      Total assets....................................................   $40,000
                                                                         -------
Net Assets............................................................   $40,000
                                                                         =======
Class A shares:
   Net Assets.........................................................   $10,000
   Shares outstanding.................................................     1,000
   Net asset value and offering price per share (a)...................   $ 10.00
Class C shares:
   Net Assets.........................................................   $10,000
   Shares outstanding.................................................     1,000
   Net asset value and offering price per share (a)...................   $ 10.00
Class R shares:
   Net Assets.........................................................   $10,000
   Shares outstanding.................................................     1,000
   Net asset value, offering and redemption price per share...........   $ 10.00
Class Z shares:
   Net Assets.........................................................   $10,000
   Shares outstanding.................................................     1,000
   Net asset value, offering and redemption price per share...........   $ 10.00

(a) Under certain conditions described more fully in the prospectus, redemption proceeds may be reduced by deferred sales charges.

     See accompanying notes to financial statements

Notes to financial statements

1.   ORGANIZATION OF THE TRUST.

     Banc of America Funds Trust (the "Trust"), which was organized as a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. As of May 31, 2006, the Trust was comprised of eight portfolios: Banc of America Retirement 2005 Portfolio, Banc of America Retirement 2010 Portfolio, Banc of America Retirement 2015 Portfolio, Banc of America Retirement 2020 Portfolio, Banc of America Retirement 2025 Portfolio, Banc of America Retirement 2030 Portfolio, Banc of America Retirement 2035 Portfolio and Banc of America Retirement 2040 Portfolio (the "Portfolios"). Each Portfolio has been authorized to offer four classes of an unlimited number of shares: Class A shares, Class C shares, Class R shares and Class Z shares. As of May 31, 2006, the Portfolios had no significant operations other than matters relating to the organization and registration of the Trust and the issuance of 1,000 shares each of Class A shares, Class C shares, Class R shares and Class Z shares to Columbia Management Distributors, Inc. ("CMD").

     Each Portfolio seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income. This investment objective will reflect a decreasing emphasis on capital growth and an increasing emphasis on income as time passes. Each Portfolio seeks to achieve its investment objective by investing in Class Z shares of various funds (the "Underlying Funds") that represent a variety of equity and fixed income asset and sub-asset classes, investment objectives and investment styles. Columbia Management Advisors, LLC ("CMA") is the investment adviser to each Portfolio and, at present, to each of the Underlying Funds.

2.   INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS.

     Each Portfolio pays CMA an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Portfolio and is paid monthly at a maximum annual rate of 0.10% of the average daily net assets of each Portfolio. CMA has contractually agreed to waive fees and/or reimburse expenses of the Portfolios so that other operating expenses (excluding distribution and service fees, interest, fees on other borrowings, extraordinary expenses and expenses associated with the Portfolios' investment in other investment companies) do not exceed 0.00% annually through July 31, 2008. The Portfolios' organization costs will be paid by CMA; the Portfolios will not reimburse CMA for these costs.

     CMA also serves as the administrator of each Portfolio. CMA does not receive any fees for the administrative services it provides to the Portfolios.

     Columbia Management Services, Inc. ("CMS") serves as each Portfolio's transfer agent.

     CMD serves as the distributor of each Portfolio's shares.

     State Street Bank and Trust Company serves as the custodian of each Portfolio's assets.

                   APPENDIX A--DESCRIPTION OF SECURITY RATINGS

     The following summarizes the highest six ratings used by S&P for corporate and municipal bonds. The first four ratings denote investment-grade securities.

          AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

          AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

          A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

          BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

          BB, B - Bonds rated BB and B are regarded, on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

     To provide more detailed indications of credit quality, the AA, A and BBB, BB and B ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

     The following summarizes the highest six ratings used by Moody's for corporate and municipal bonds. The first four denote investment-grade securities.

          Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A - Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa - Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B - Bond that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

     The following summarizes the highest four ratings used by Duff & Phelps Credit Rating Co. ("D&P") for bonds, each of which denotes that the securities are investment-grade.

          AAA - Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

          AA - Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          A - Bonds that are rated A have protection factors which are average but adequate. However risk factors are more variable and greater in periods of economic stress.

          BBB - Bonds that are rated BBB have below average protection factors but still are considered sufficient for prudent investment. Considerable variability in risk exists during economic cycles.

     To provide more detailed indications of credit quality, the AA, A and BBB ratings may modified by the addition of a plus or minus sign to show relative standing within these major categories.

     The following summarizes the highest four ratings used by Fitch Investors Service, Inc. ("Fitch") for bonds, each of which denotes that the securities are investment-grade:

          AAA - Bonds considered to be investment-grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

          AA - Bonds considered to be investment-grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

          A - Bonds considered to be investment-grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

          BBB - Bonds considered to be investment-grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment-grade is higher than for bonds with higher ratings.

     To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

     The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable-rate demand obligations:

     MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

     The following summarizes the two highest ratings used by S&P for short-term municipal notes:

     SP-1 - Indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

     SP-2 - Indicates satisfactory capacity to pay principal and interest.

     The three highest rating categories of D&P for short-term debt, each of which denotes that the securities are investment-grade, are D-1, D-2, and D-3. D&P employs three designations, D-1+, D-1 and D-1-, within the highest rating category. D-1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." D-1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. D-1 indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D-2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. D-3 indicates satisfactory liquidity and other protection factors which qualify the issue as investment-grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                              APPENDIX B--GLOSSARY

Term Used in SAI                             Definition
----------------                             ----------
1933 Act..................................   Securities Act of 1933, as amended
1934 Act..................................   Securities Exchange Act of 1934, as amended
1940 Act..................................   Investment Company Act of 1940, as amended
Administrator.............................   Columbia Management Advisers, LLC
Adviser...................................   Columbia Management Advisers, LLC
Advisory Agreement........................   The investment advisory agreement with between the Trust, on behalf of the Portfolios, and CMA
AMEX......................................   American Stock Exchange
Bank of America...........................   Bank of America, N.A.
Board.....................................   The Trust's Board of Trustees
CFMIT.....................................   Columbia Funds Master Investment Trust, a registered investment company in the Columbia Funds Family
CFTC......................................   Commodity Futures Trading Commission
CMSI......................................   Columbia Management Services, Inc., also known as Columbia Funds
                                             Services, Inc.
CMOs......................................   Collateralized mortgage obligations
CMSI......................................   Columbia Management Services, Inc.
Code......................................   Internal Revenue Code of 1986, as amended
Code(s) of Ethics.........................   The codes of ethics adopted by the Board pursuant to Rule 17j-1 under the 1940 Act
Columbia Funds or Columbia Funds Family...   The fund complex that is comprised of the Trust, along with
                                             CFST, NSAT and CFMIT.
Companies.................................   Two or more of CFST, NSAT, CFMIT or the Trust, as the context may require
Company...................................   Any one of CFST, NSAT, CFMIT or the Trust, as the context may require
Custodian.................................   State Street
Distributor...............................   Columbia Management Distributors, Inc.
Distribution Plan(s)......................   One or more of the plans adopted by the Board pursuant to Rule
                                             12b-1 under the 1940 Act for the distribution of the Portfolios'
                                             shares
FDIC......................................   Federal Deposit Insurance Corporation
FHLMC.....................................   Federal Home Loan Mortgage Corporation
FNMA......................................   Federal National Mortgage Association
GNMA......................................   Government National Mortgage Association
IRS.......................................   United States Internal Revenue Service
LIBOR.....................................   London Interbank Offered Rate
Money Market Fund(s)......................   One or more of the money market funds that are part of the
                                             Columbia Funds Family
Moody's...................................   Moody's Investors Service, Inc.
NSAT......................................   Nations Separate Account Trust, a registered investment company in the Columbia Funds Family
NRSRO.....................................   Nationally recognized statistical ratings organization (such as
                                             Moody's or S&P)
NYSE......................................   New York Stock Exchange
Portfolio.................................   One of the open-end management investment companies (listed on the front cover of this SAI) that is a series of the Trust
Portfolios................................   Two or more of the open-end management investment companies
                                             (listed on the front cover of this SAI) that is a series of the
                                             Trust
REIT......................................   Real estate investment trust

S&P.......................................   Standard & Poor's Corporation
SAI.......................................   This Statement of Additional Information
SEC.......................................   United States Securities and Exchange Commission
Selling Agent.............................   Banks, broker/dealers or other financial institutions that have entered into a sales support agreement with the Distributor
Servicing Agent...........................   Banks, broker/dealers or other financial institutions that have entered into a shareholder servicing agreement with the
                                             Distributor
SMBS......................................   Stripped mortgage-backed securities
Transfer Agent............................   CMSI
Transfer Agency Agreement.................   The transfer agency agreement between the Trust, on behalf of its respective Funds, and CMSI
The Trust.................................   Banc of America Funds Trust, the registered investment company in the Columbia Funds Family to which this SAI relates

                APPENDIX C--PROXY VOTING POLICIES AND PROCEDURES

COLUMBIA MANAGEMENT ADVISORS, LLC ("CMA")

PROXY VOTING POLICY

INTRODUCTION

Many of CMA's investment management clients have delegated to CMA the authority and responsibility to vote proxies for the voting securities held in their accounts. Where CMA has been granted the authority and accepted the responsibility for voting proxies, it will determine whether and how to do so, in the case of individual proxies, in accordance with this Proxy Voting Policy (the "Policy"). CMA reserves the right to amend this Policy at any time.

CMA endeavors to vote, in accordance with this Policy, all proxies of which it becomes aware, subject to the following exceptions (unless otherwise agreed) when CMA expects to routinely abstain from voting:

Proxies may not be voted in cases where CMA anticipates that it may soon be removing the security from a given client's account.

Proxies will usually not be voted in cases where the security has been loaned from the client's account, or where CMA determines that the costs to the client and/or the administrative inconvenience of voting the security (e.g., foreign securities) outweigh the benefit of doing so.

Ordinarily, CMA will not notify clients when it abstains from voting in these routine circumstances.

When CMA votes proxies it will do so in the best interest of its clients (defined, for this purpose, as in the best interest of enhancing or protecting the economic value of client accounts), considered as a group, as CMA determines in its sole and absolute discretion.

CMA generally will not accept proxy voting authority from a client if the client seeks to impose client-specific voting guidelines that may be inconsistent with CMA's guidelines or with the client's best economic interest in CMA's view.

PROXY COMMITTEE

Proxy voting is overseen by the CMA Proxy Committee. The Proxy Committee is composed of senior investment, operations and client service professionals. The Committee is responsible for setting general policy as to the voting of proxies and the maintenance and administration of this Policy. Specifically, the
Committee:

Reviews this Policy and associated Proxy Voting Guidelines annually and approves, from time to time, any amendments which it considers to be advisable and consistent with the Policy's overall mandate of serving the best economic interests of those CMA advisory clients for which the firm has proxy voting authority.

Considers special proxy issues as may arise from time to time, including voting proxies:

for which the Proxy Voting Guidelines do not provide clear and definitive guidance; and/or where an exception to the established Guidelines may be in the best interests of CMA clients.

PROXY VOTING ADMINISTRATION

CMA Operations administers this Policy on a continuous basis through a Proxy Team that reports to CMA's Managing Director (Operations). The Proxy Team has the following duties:

     - Continuously maintain the Proxy Voting Guidelines and make recommendations, as necessary, to the Proxy Committee regarding their amendment.

     - Monitor upcoming shareholder meetings and solicitations of proxies for such meetings.

     - Routine voting of proxies in accordance with this Policy and CMA's Proxy Voting Guidelines.

     - Coordinate the Proxy Committee's review of any new or unusual proxy issues.

     - Oversee the work of any third-party proxy service provider which CMA may retain and the protocols needed to ensure that the service provider timely and accurately accomplishes all votes and fulfills all other responsibilities as directed by CMA.

     - Coordinate responses to CMA investment professionals' questions, if any, regarding proxy issues and this Policy, including forwarding specialized proxy research received from the proxy service provider.

     - Establish and preserve (or ensure that CMA's proxy service provider does so) all required records as to proxy voting.

     - Ensure that clients that so request are timely furnished copies of this Policy.

     - Establish and maintain the means by which reports of proxy voting on behalf of CMA-advised accounts are timely and confidentially made available to clients of the firm that request to receive these for their accounts.

PROXY VOTING GUIDELINES

CMA policy is to vote proxies, subject to the foregoing overall best economic interest standard, in accordance with written Proxy Voting Guidelines ("Guidelines"), as established by the Proxy Committee. A copy of the Guidelines is attached and incorporated within this Policy as "Attachment A". As an aid rather than a substitute for applying the Guidelines, CMA also regularly considers the analysis and recommendations of an independent proxy service provider.

CONFLICTS OF INTEREST

With Other Bank of America Businesses

Bank of America Corporation ("BAC", the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates) owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of CMA-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA's duty, in the proxy voting process, to act in the best economic interest of its clients.

WITHIN CMA

Conflicts of interest may also arise from the business activities of CMA. For example, CMA might manage (or be seeking to manage) the assets of a benefit plan for an issuer. CMA may also be presented with an actual or apparent conflict of interest where proxies of securities issued by BAC or the Columbia Funds, for which CMA serves as investment adviser, are to be voted for a client's account.

MANAGEMENT OF CONFLICTS

CMA's policy is to always vote proxies in the best interests of its clients, as a whole, without regard to its own self interest or that of its affiliates. BAC as well as CMA have various compliance policies and procedures in place in order to address any material conflicts of interest which might arise in this context.

BAC's enterprise-wide Code of Ethics specifically prohibits the flow of certain business-related information between associates on the commercial and/or investment banking side of the corporation and associates charged with trust or (as in the case of CMA associates) non-trust fiduciary responsibilities, including investment decision-making and proxy voting.

In addition, BAC has adopted "Global Policies and Procedures Regarding Information Walls and Inside Information." Pursuant to these policies and procedures, "information barriers" have been established between various BAC business lines designed to prohibit the passage of certain information across those barriers.

Within CMA, the CMA Code of Ethics affirmatively requires that associates of the firm act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate's interests and those of CMA's clients.

By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Team and the Proxy Committee undertakes:

To disclose to the Managing Director (Operations) or chairperson of the Proxy Committee, respectively, any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer's or dissident's management or otherwise) in determining whether or how CMA shall vote proxies; and

To refrain from taking into consideration, in the decision as to whether or how CMA shall vote proxies:

The existence of any current or prospective material business relationship between CMA, BAC or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand; and/or

Any direct, indirect or perceived influence or attempt to influence such action which the member views as being inconsistent with the purpose or provisions of this Policy or the BAC or CMA Codes of Ethics.

Where a material conflict of interest is determined to have arisen in the proxy voting process which may not be adequately mitigated by voting in accordance with the predetermined Voting Guidelines, CMA's policy is to invoke one or more of the following conflict management procedures:

Convene the Proxy Committee for the purpose of voting the affected proxies in a manner which is free of the conflict.

Causing the proxies to be voted in accordance with the recommendations of a qualified, independent third party, which may include CMA's proxy service provider.

In unusual cases, with the client's consent and upon ample notice, forwarding the proxies to CMA's clients so that they may vote the proxies directly.

AVAILABILITY OF POLICY AND PROXY VOTING RECORDS TO CLIENTS

CMA will initially inform clients of this Policy and how a client may learn of CMA's voting record for the client's securities through summary disclosure in
Part II of CMA's Form ADV. Upon receipt of a client's request for more information, CMA will provide to the client a copy of this Policy and/or how CMA voted proxies for the client pursuant to this policy for up to a one-year period.

"ATTACHMENT A"

CMA PROXY VOTING GUIDELINES

The following guidelines are to be followed by the CMA Proxy Team when voting proxies routinely solicited with respect to securities of public companies held in the accounts of CMA advised clients. These guidelines are to be applied in conjunction with and subject to all provisions of CMA's Proxy Voting Policy, including the provision of that Policy that all proxies which CMA votes shall be voted in the best economic interest of its clients.

The guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals which have been approved and recommended for favorable action by the board of directors of publicly held companies other than investment companies. Part II deals with proposals submitted by shareholders for inclusion in the proxy statements of such companies, but which the companies' management and board of directors oppose.
Part III addresses proxies of both sorts regarding investment companies.

BOARD-APPROVED PROPOSALS

Proxies will generally be voted FOR board-approved proposals, except as follows:

Matters Relating to the Board of Directors

Proxies will be voted FOR the election of the company's nominees for director and FOR board-approved proposals on other matters relating to the board of directors (provided that such nominees and other matters have been approved by an independent nominating committee), except as follows:

CMA will WITHHOLD VOTES for one or more nominees for director if

     -    The board does not have a majority of independent directors; or

     - The board does not have nominating, audit and compensation committees composed solely of independent directors.

For these purposes, an "independent director" is a director who meets all requirements to serve as an independent director of a company under the then applicable listing standards of the company's principal market center (e.g., NYSE, AMEX, NASDAQ). Proxies will generally be voted on a CASE-BY-CASE BASIS on board-approved proposals where the board fails to meet these basic independence standards.

CMA will vote on a CASE-BY-CASE BASIS in contested elections of directors.

CMA may WITHHOLD VOTES ON A CASE-BY-CASE BASIS for nominees for director that have failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g., failing to implement policies for which a majority of shareholders has previously cast votes in favor), have demonstrated a disregard for the interests of shareholders.

CMA will vote AGAINST proposals to classify a board, absent special circumstances indicating that shareholder interests would be better served by this structure.

CORPORATE GOVERNANCE

CMA will vote on a CASE-BY-CASE BASIS on board-approved proposals relating to corporate governance (including director and officer liability and indemnity provisions; proxy contest advance notice and expense reimbursement provisions), except as follows:

CMA will vote FOR proposals to provide or to restore shareholder appraisal rights.

CMA will usually vote AGAINST proposals:

     -    to eliminate cumulative voting; or

     -    that provide that directors may be removed only for cause; or

     - replacements to fill board vacancies may be voted on only by continuing directors.

COMPENSATION

CMA will vote on a CASE-BY-CASE BASIS on board-approved proposals relating to compensation or benefits issues relating to directors, executives or employees, except as follows:

Except where CMA withholds votes for a majority of the nominees standing for election as directors, CMA will vote FOR:

     - Compensation or benefit plans and arrangements (including severance arrangements), subject to the exceptions noted below.

     - Employee stock purchase plans that have the following features: shares purchased under the plan are acquired for no less than 85% of their market value, the offering period under the plan is 27 months or less, and dilution is 10% or less.

CMA will vote AGAINST stock option plans that permit replacing or repricing of out-of-the-money options, and AGAINST any proposal to authorize the replacement or repricing of such options.

CMA will vote AGAINST stock option plans that permit issuance of options with an exercise price below the stock's current market price.

CMA may vote AGAINST executive compensation or benefits (including severance) proposals on a CASE-BY-CASE BASIS where compensation is viewed by CMA as being excessive in comparison with prevailing industry standards. In voting on proposals relating to executive compensation or benefits, CMA will consider whether the proposal has been approved by an independent compensation committee of the board.

CAPITALIZATION

CMA will vote on a CASE-BY-CASE BASIS on board-approved proposals involving changes to a company's capitalization, except that where CMA is not otherwise withholding votes for a majority of the nominees standing for election as directors:

CMA will vote FOR proposals relating to the authorization of additional common stock, providing they are not excessively dilutive (except where such proposals relate to a specific transaction, in which case CMA will vote on a CASE-BY-CASE BASIS).

CMA will vote FOR proposals to effect stock splits (excluding reverse stock splits.)

CMA will vote FOR proposals authorizing share repurchase programs.

ACQUISITIONS, MERGERS, REORGANIZATIONS AND OTHER RESTRUCTURING TRANSACTIONS

CMA will vote on a CASE-BY-CASE BASIS on business transactions such as acquisitions, mergers, reorganizations, spinoffs, buyouts, liquidations and sale of all or substantially all of a company's assets.

TAKEOVER DEFENSE

CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions, except as follows:

     - CMA will vote FOR proposals to opt out of control share acquisition statutes.

     - CMA will vote on a CASE-BY-CASE BASIS on proposals to ratify or approve specific shareholder rights plans (commonly referred to as "poison pills") or "fair price" provisions.

     - CMA will vote on a CASE-BY-CASE BASIS on proposals to change place of incorporation to a jurisdiction having anti-takeover laws or whose laws will have an adverse impact on shareholder rights or taxation issues.

OTHER BUSINESS MATTERS

CMA will vote FOR board-approved proposals approving routine business matters such as changing the company's name, ratifying the appointment of auditors and procedural matters relating to the shareholder meeting, except as follows:

CMA will vote on a CASE-BY-CASE BASIS on proposals to amend a company's charter or bylaws.

CMA will vote AGAINST authorization to transact other unidentified, substantive business at the meeting.

CMA will vote on a CASE-BY-CASE BASIS on all other business matters where CMA is otherwise withholding votes for the entire board of directors.

CMA will determine, on a CASE-BY-CASE BASIS, whether and how to vote on "bundled" or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

SHAREHOLDER PROPOSALS

CMA will generally vote IN ACCORDANCE WITH THE RECOMMENDATION OF THE COMPANY'S BOARD OF DIRECTORS on all shareholder proposals, except as follows:

CMA will vote FOR shareholder proposals to declassify a board, absent special circumstances which would indicate that shareholder interests are better served by a classified board structure.

CMA will vote FOR shareholder proposals to require shareholder approval or ratification of shareholder rights plans and/or anti-greenmail provisions.

CMA will vote on a CASE-BY-CASE BASIS on proposals requiring shareholder approval or ratification of executive severance arrangements.

CMA will vote FOR shareholder proposals that are consistent with CMA's voting proxy guidelines for board-approved proposals.

CMA will vote on a CASE-BY-CASE BASIS on other shareholder proposals where CMA is otherwise withholding votes for a majority of the nominees standing for election as directors.

CMA will generally abstain from voting on shareholder proposals regarding social, environmental or political matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE BASIS, vote FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders.

INVESTMENT COMPANY MATTERS

Board-Approved Proposals

Proxies will generally be voted FOR board-approved proposals, except as follows:

CMA will vote on a CASE-BY-CASE BASIS regarding the following matters:

     -    Contested elections of directors.

     -    Approval of investment advisory and/or distribution agreements.

     -    Approval of distribution plans.

     -    Issuance of preferred stock.

     -    Conversion of the company from closed-end to open-end form.

     -    Changes in the "fundamental policies" of the company.

     -    Change in the state or form of organization of the company.

     - Mergers, acquisitions, reorganizations, liquidations or sales of all or substantially all of the assets of the company.

Shareholder Proposals

CMA will generally vote IN ACCORDANCE WITH THE RECOMMENDATION OF THE COMPANY'S BOARD OF DIRECTORS on all shareholder proposals, except as follows:

CMA will vote on a CASE-BY-CASE BASIS regarding the following matters:

Proposals to terminate or to submit investment advisory and/or distribution agreements for competitive bidding.

Conversion of the company from closed-end to open-end form.

Adopted effective: July 1, 2003

                           BANC OF AMERICA FUNDS TRUST

                              ONE FINANCIAL CENTER
                           BOSTON, MASSACHUSETTS 02111
                                 1-800-345-6611

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

All references to the "Registration Statement" in the following list of Exhibits refer to the Registrant's Registration Statement on Form N-1A (File Nos. 333-132211; 811-21862).

EXHIBIT
LETTER   DESCRIPTION
-------  -----------

(a)      Articles of Incorporation:

(a)(1) Declaration of Trust dated February 14, 2006, incorporated by reference to the Registration Statement dated March 3, 2006.

(b)      Bylaws:

         Not Applicable.

(c)      Instruments Defining Rights of Securities Holders:

         Not Applicable.

(d)      Investment Advisory Contracts:

(d)(1) Investment Advisory Agreement between Columbia Management Advisors, LLC ("CMA") and Banc of America Funds Trust (the "Registrant"), dated June 1, 2006, incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, filed May 31, 2006.

(e)      Underwriting Contracts:

(e)(1) Distribution Agreement between the Registrant and Columbia Management Distributors, Inc. ("CMD"), dated June 1, 2006, incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, filed May 31, 2006.

EXHIBIT
LETTER   DESCRIPTION
-------  -----------

(f)      Bonus or Profit Sharing Contracts:

(f)(1)   Not Applicable.

(g)      Custodian Agreements:

(g)(1) Master Custodian Agreement between the Registrant and State Street Bank and Trust Company ("State Street"), dated June 13, 2005, Appendix A last amended June 1, 2006, filed herewith.

(g)(2) Amendment No. 1 to the Master Custodian Agreement between the Registrant and State Street, dated June 1, 2006, filed herewith.

(h)      Other Material Contracts:

(h)(1) Administration Agreement between the Registrant and CMA, dated June 1, 2006, incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, filed May 31, 2006.

(h)(2) Pricing and Bookkeeping Agreement, dated June 1, 2006, incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, filed May 31, 2006.

(h)(3) Shareholder Administration Plan relating to Class A Shares, adopted April 4, 2006, incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, filed May 31, 2006.

(h)(4) Shareholder Administration Plan relating to Class C Shares, adopted April 4, 2006, incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, filed May 31, 2006.

(h)(5) Mutual Fund Fee and Expense Agreement between the Registrant and CMA, dated June 1, 2006, filed herewith.

(h)(6) Transfer, Dividend Disbursing and Shareholders' Servicing Agent Agreement between Columbia Management Services, Inc. ("CMS"), CMA and the Registrant, dated June 1, 2006, filed herewith.

(h)(7) Shareholder Servicing Implementation Plan Agreement for Class A and Class shares, approved April 4, 2006, filed herewith.

(i)      Legal Opinion:

(i)(1) Opinion of Morrison & Foerster, LLP, incorporated by reference to the Registration Statement dated March 3, 2006.

EXHIBIT
LETTER   DESCRIPTION
-------  -----------

(j)      Other Opinions:

(j)(1)   Consent of PricewaterhouseCoopers, LLP, filed herewith.

(k)      Omitted Financial Statements:

         Not Applicable.

(l)      Initial Capital Agreements:

(l)(1) Investor Letter, dated May 25, 2006, incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, filed May 31, 2006.

(m)      Rule 12b-1 Plan:

(m)(1) Shareholder Servicing and Distribution Plan relating to Class A Shares, adopted April 4, 2006, incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, filed May 31, 2006.

(m)(2) Distribution Plan relating to Class C Shares and Class R Shares, adopted April 4, 2006, incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, filed May 31, 2006.

(m)(3) Shareholder Servicing Plan relating to Class C Shares, adopted April 4 2006, incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, filed May 31, 2006.

(m)(4) Shareholder Servicing Plan Implementation Agreement, approved April 4, 2006, incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, filed May 31, 2006.

(n)      Rule 18f-3 Plan:

(n)(1) Rule 18f-3 Multi-Class Plan, approved April 4, 2006, incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, filed May 31, 2006.

(o)      Reserved:

         Not Applicable.

EXHIBIT
LETTER   DESCRIPTION
-------  -----------

(p)      Codes of Ethics:

(p)(1) Columbia Funds Family Code of Ethics, approved April 4, 2006, incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, filed May 31, 2006.

(p)(2) Columbia Management Group Code of Ethics, approved April 4, 2006, incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, filed May 31, 2006.

(q)(1) Powers of Attorney for Minor Mickel Shaw, Edward J. Boudreau, Jr., William A. Hawkins, R. Glenn Hilliard, William P. Carmichael, Christopher L. Wilson and J. Kevin Connaughton, incorporated by reference to the Registration Statement dated March 3, 2006.

ITEM 24. PERSONS CONTROLLED BY OF UNDER COMMON CONTROL WITH THE FUND

         No person is controlled by or under common control with the Registrant.

ITEM 25. INDEMNIFICATION

         Article VII of the Registrant's Declaration of Trust provides for the indemnification of the Registrant's trustees, officers, employees and other agents. Indemnification of the Registrant's administrators, distributor, custodian and transfer agents is provided for, respectively, in the
Registrant's:

                  1.       Administration Agreement with CMA;

                  2.       Distribution Agreement with CMD;

                  3.       Custody Agreement with State Street; and

                  4. Transfer, Dividend Disbursing and Shareholders' Servicing Agent Agreement with CMS and CMA.

         Promptly after receipt by an indemnified party of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against an indemnifying party or parties under such subsection, notify the indemnifying party or parties in writing of the commencement thereof; but the omission to so notify the indemnifying party or parties shall not relieve it or them from any liability which it or they may have to any indemnified party otherwise than under such subsection. In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party or parties of the commencement thereof, the indemnifying party or parties shall be entitled to participate therein and, to the extent that either indemnifying party or both shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party or parties to such indemnified part of its or their election so to assume the defense thereof, the indemnifying party or parties shall not be liable to such indemnified party under such subsection for any legal expenses of other counsel or any other expenses, in each case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.

         The Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his/her reckless disregard of the duties involved in the conduct of his/her office or arising under his agreement with the Registrant. The Registrant will comply with Rule 484 under the 1933 Act and Release No. 11330 under the 1940 Act, in connection with any indemnification.

         Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission ("SEC") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

         To the knowledge of the Registrant, none of the directors or officers of CMA, the adviser to the Registrant's portfolios, except those set forth below, are or have been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than directors' qualifying shares) of CMA or other subsidiaries of Bank of America Corporation.

         (a) CMA performs investment advisory services for the Registrant and certain other customers. CMA is a wholly-owned subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by CMA (formerly, Banc of America Capital Management, LLC ("BACAP")) with the SEC pursuant to the Advisers Act (file no. 801-50372).

ITEM 27. PRINCIPAL UNDERWRITERS

         (a) CMD, distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as distributor for Columbia Funds Variable Insurance Trust I and Series Trust, and as placement agent for the Columbia Funds Master Investment Trust ("Master Trust"), both of which are registered open-end management investment companies. CMD is also the Registrant's principal underwriter. CMD acts in such capacity for each series of Columbia Funds Series Trust, Columbia Funds Series Trust I, Columbia Funds Trust I, Columbia Funds Trust II, Columbia Funds Trust III, Columbia Funds Trust IV, Columbia Funds Trust V, Columbia Funds Trust VI, Columbia Funds Trust VII, Columbia Funds Trust VIII, Columbia Funds Trust XI, Columbia Acorn Trust, Columbia Balanced Fund, Inc., Columbia Conservative High Yield Fund, Inc., Columbia Oregon Intermediate Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Small Cap Growth Fund I, Columbia Mid Cap Growth Fund, Inc., Columbia Strategic Investor Fund Inc., Columbia Technology Fund, Inc., Liberty Variable Investment Trust, SteinRoe Variable Investment Trust and Wanger Advisors Trust.

         (b) The table below lists each director or officer of the principal underwriter named in the answer to Item 20.

Name and Principal                    Position and Offices with           Positions and Offices with
Business Address*                     Principal Underwriter               Registrant
------------------                    -------------------------           --------------------------
Ahmed, Yakob                          V.P.                                None
Aldi, Andrew                          V.P.                                None
Anderson, Judith                      V.P.                                None
Ash, James                            V.P.                                None
Banks, Keith                          Director                            None
Ballou, Rick                          Sr. V.P.                            None
Bartlett, John                        Managing Director                   None
Berretta, Frederick                   Director and President,             None
                                      Institutional Distribution
Bozek, James                          Sr. V.P.                            None
Brantley, Thomas                      Sr. V.P.-Tax                        None
Brown, Beth                           St. V.P.                            None

Claiborne, Douglas                    Sr. V.P.                            None
Climer, Quentin                       V.P.                                None
Conley, Brook                         V.P.                                None
Davis, W. Keith                       Sr. V.P.-Tax                        None
DeFao, Michael                        Chief Legal Officer                 None
Desilets, Marian                      V.P.                                None
Devaney, James                        Sr. V.P.                            None
Dolan, Kevin                          V.P.                                None
Donovan, M. Patrick                   Chief Compliance Officer            None
Doyle, Matthew                        V.P.                                None
Emerson, Kim P.                       Sr. V.P.                            None
Feldman, David                        Managing Director                   None
Feloney, Joseph                       Sr. V.P.                            None
Ferullo, Jeanne                       V.P.                                None
Fisher, James                         V.P.                                None
Ford, David                           V.P.                                None
Froude, Donald                        Director and President              None
                                      Intermediary Distribution
Gellman, Laura D.                     Conflicts of Interest Officer       None
Gentile, Russell                      V.P.                                None
Goldberg, Matthew                     Sr. V.P.                            None
Gubala, Jeffrey                       V.P.                                None
Guenard, Brian                        V.P.                                None
Iudice, Jr., Philip                   Treasurer and Chief Financial       None
                                      Officer

Lynch, Andrew                         Managing Director                   None
Lynn, Jerry                           V.P.                                None
Marcelonis, Sheila                    V.P.                                None
Martin, William W.                    Operational Risk Officer            None
Miller, Anthony                       V.P.                                None
Miller, Gregory M.                    V.P.                                None
Moberly, Ann R.                       Sr. V.P.                            None
Morse, Jonathan                       V.P.                                None
Mroz, Gregory S.                      Sr. V.P.-Tax                        None
Nickodemus, Paul                      V.P.                                None
Nigrosh, Diane J.                     V.P.                                None
Noack, Robert W.                      V.P.                                None
Owen, Stephanie                       V.P.                                None
Penitsch, Marilyn                     V.P.                                None
Piken, Keith                          Sr. V.P.                            None
Pryor, Elizabeth                      Secretary                           None
Ratto, Gregory                        V.P.                                None
Reed, Christopher B.                  Sr. V.P.                            None
Ross, Gary                            Sr. V.P.                            None
Sayler, Roger                         Director and President              None
Scully-Power, Adam                    V.P.                                None
Seller, Gregory                       V.P.                                None
Shea, Terence                         V.P.                                None
Sideropoulos, Lou                     Sr. V.P.                            None

Studer, Eric                          Sr. V.P.                            None
Unckless, Amy L.                      Corporate Ombudsman                 None
Waldron, Thomas                       V.P.                                None
Walsh, Brian                          V.P.                                None
Wess, Valeria                         Sr. V.P.                            None
Wilson, Christopher                   Sr. V.P.                            President
Winn, Keith                           Sr. V.P.                            None
Yates, Susan                          V.P.                                None

         * The address for each individual is One Financial Center, Boston MA 02111

         (c)      Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         (1) CMA, One Financial Center, Boston, MA 02111 (records relating to its function as investment sub-adviser).

         (2) CMS, P.O. Box 8081, Boston, MA 02266-8081 (records relating to its function as transfer agent).

         (3) CMD, One Financial Center, Boston, MA 02110 (records relating to its function as distributor).

         (4) Bank of America, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as sub-transfer agent).

         (5) State Street, Two Avenue de Lafayette, LCC/4S, Boston, MA 0211 (records relating to its function as custodian).


ITEM 29. MANAGEMENT SERVICES

         Not Applicable.

ITEM 30. UNDERTAKINGS

         Not Applicable.

                                 EXHIBIT INDEX

                          BANC OF AMERICA FUNDS TRUST

                    Registration Nos. 333-132211; 811-21862


Exhibit No.         Description
-----------         -----------

(g)(1)              Custodian Agreement

(g)(2)              Amendment No. 1 to Custodian Agreement

(h)(5)              Mutual Fund Fee & Expense Agreement

(h)(6)              Transfer, Dividend Disbursing and Shareholders' Servicing
                    Agent Agreement

(h)(7)              Shareholder Servicing Implementation Plan Agreement

(j)(1)              Consent of Pricewaterhouse Coopers, LLP

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, State of Massachusetts on the 7th day of June, 2006.

                                       BANC OF AMERICA FUNDS TRUST


                                       By: /s/ Christopher L. Wilson
                                           -------------------------------------
                                           Christopher L. Wilson
                                           President and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES                                        TITLE                          DATE
----------                                        -----                          ----


/s/ Christopher L. Wilson         President and Chief Executive Officer      June 7, 2006
---------------------------           (Principal Executive Officer)
Christopher L. Wilson


/s/ J. Kevin Connaughton          Senior Vice President, Treasurer and       June 7, 2006
---------------------------              Chief Financial Officer
J. Kevin Connaughton          (Principal Financial and Accounting Officer)


             *
---------------------------
William P. Carmichael               Chairman of the Board of Trustees        June 7, 2006


             *
---------------------------
Edward J. Boudreau, Jr.                          Trustee                     June 7, 2006


             *
---------------------------
William A. Hawkins                               Trustee                     June 7, 2006


             *
---------------------------
R. Glenn Hilliard                                Trustee                     June 7, 2006


             *
---------------------------
Minor M. Shaw                                    Trustee                     June 7, 2006


/s/ James R. Bordewick, Jr.
---------------------------
James R. Bordewick, Jr.

*    Attorney-in-Fact for each Trustee